UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

P.O. Box 483

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Portfolio Investments

Praxis Intermediate Income Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
ASSET BACKED SECURITIES—3.2%
Ally Auto Receivables Trust, 1.61%, 5/16/16	$40,823	$40,840
Beacon Container Finance LLC, 3.72%, 9/20/27(a)	375,620	384,121
Cabela’s Credit Card Master Note Trust, 0.77%, 6/17/19+(a)	1,000,000	1,002,389
CLI Funding LLC, 2.83%, 3/18/28(a)	800,000	799,232
Cronos Containers Program I Ltd., 3.27%, 11/18/29(a)	962,963	976,671
Domino’s Pizza Master Issuer LLC, 5.22%, 1/25/42(a)	966,250	1,004,691
Fairway Outdoor Funding LLC, 4.21%, 10/15/42(a)	466,265	468,498
Ford Credit Auto Owner Trust, 0.51%, 4/15/17	650,156	650,093
Global SC Finance II SRL, 2.98%, 4/17/28(a)	929,583	932,756
GTP Acquisition Partners I LLC, 4.35%, 6/15/16(a)	800,000	814,590
Honda Auto Receivables Owner Trust, 0.74%, 10/15/18	985,000	985,739
Hyundai Auto Receivables Trust, 1.30%, 2/15/18	1,131,713	1,135,885
SBA Tower Trust, 2.90%, 10/15/19(a)	525,000	531,381
Solarcity LMC Series I LLC, 4.80%, 11/20/38(a)	830,561	881,303
Textainer Marine Containers III Ltd., 3.27%, 10/20/39(a)	479,167	485,264
Toyota Auto Receivables Owner Trust, 0.67%, 12/15/17	1,900,000	1,898,894
Trip Rail Master Funding LLC, 2.67%, 7/15/41+(a)	562,276	575,845

TOTAL ASSET BACKED SECURITIES (COST $13,415,470)		13,568,192

COMMERCIAL MORTGAGE BACKED SECURITIES—4.1%
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41	355,428	355,693
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	1,816,970	1,896,302
Bear Stearns Commercial Mortgage Securities, 5.74%, 9/11/42+	1,000,000	1,086,566
Commercial Mortgage Pass Through Certificates, 2.85%, 10/15/45	1,000,000	1,025,907
Commercial Mortgage Pass Through Certificates, 3.39%, 5/15/45	1,000,000	1,063,064
CSMC, 5.38%, 2/15/40(a)	738,944	766,580
CSMC, 5.47%, 9/16/39+(a)	753,775	780,725
DBUBS Mortgage Trust, 3.74%, 11/10/46(a)	813,816	828,121
FHLMC Multifamily Structured Pass Through Certificates, 5.09%, 3/25/19	1,140,000	1,286,055
JPMorgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42+	804,179	808,994

	PRINCIPAL AMOUNT	FAIR VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES—4.1%, continued
JPMorgan Chase Commercial Mortgage Securities Corp., 5.40%, 5/15/45	$1,809,805	$1,885,829
ML-CFC Commercial Mortgage Trust, 5.42%, 8/12/48	250,000	264,119
Morgan Stanley Capital I, Inc., 3.88%, 9/15/47(a)	1,000,000	1,015,100
Morgan Stanley Capital I, Inc., 5.88%, 8/12/41+	899,911	941,389
OBP Depositor LLC Trust, 4.65%, 7/15/45(a)	1,040,000	1,167,491
RBSCF Trust, 5.96%, 2/16/51+(a)	1,040,262	1,083,277
RBSCF Trust, 6.03%, 12/16/49+(a)	897,794	938,227

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $16,906,493)		17,193,439

FOREIGN BONDS—1.7%
Arab Republic of Egypt, 4.45%, 9/15/15	2,000,000	2,036,930
Hashemite Kingdom of Jordan, 2.50%, 10/30/20	5,000,000	5,228,165

TOTAL FOREIGN BONDS (COST $7,060,711)		7,265,095

MUNICIPAL BONDS—3.1%
Bridgeport Connecticut Housing Authority, 1.85%, 12/15/18	275,000	277,156
Cincinnati Ohio Water System Rev., 6.46%, 12/01/34	600,000	694,458
City of Lancaster PA, 5.59%, 11/15/34	1,000,000	1,026,790
Columbus Multi-High School Building Corp. Rev., 6.45%, 1/15/30	1,000,000	1,099,720
Findlay City School District, 6.25%, 12/01/37	270,000	280,049
Florida Housing Finance Corp. Multifamily Housing Rev. Garden Vista Apartments, 0.55%, 3/01/16(a)	1,000,000	1,000,120
Florida Housing Finance Corp. Multifamily Housing Rev. Ridge Club Apartments, 0.40%, 12/01/15	1,000,000	1,000,000
Fort Wayne International Airport Air Trade Center Building Corp., 4.25%, 7/15/16	500,000	513,425
Houston Independent School District, 6.17%, 2/15/34	1,000,000	1,119,990
Indianapolis Public School Multi-School Building, 5.73%, 7/15/29	1,500,000	1,666,545
LL&P Wind Energy, Inc., 5.73%, 12/01/17(a)	650,000	657,274
New Jersey St Housing and Mortgage Finance, 2.60%, 7/01/23	435,000	450,369

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
MUNICIPAL BONDS—3.1%, continued
Osceola County Housing Finance Authority Rev., 3.35%, 7/01/23	$305,000	$321,854
State of Hawaii, Department of Business Economic Development & Tourism, 1.47%, 7/01/22	1,000,000	1,005,980
Warm Springs Reservation Confederated Tribe, 8.25%, 11/01/19	895,000	991,284
Wisconsin Department of Transportation, 5.84%, 7/01/30	800,000	895,064

TOTAL MUNICIPAL BONDS (COST $12,385,048)		13,000,078

CORPORATE BONDS—40.3%
AUTO COMPONENTS—0.5%
BorgWarner, Inc., 5.75%, 11/01/16	$1,000,000	$1,068,579
Delphi Corp., 5.00%, 2/15/23	492,000	527,670
TRW Automotive, Inc., 4.50%, 3/01/21(a)	500,000	503,750

		2,099,999

BANKS—2.2%
Bank of America Corp., 1.35%, 11/21/16	1,000,000	1,000,020
Bank of America Corp., 5.65%, 5/01/18	1,250,000	1,386,585
Citigroup, Inc., 4.45%, 1/10/17	500,000	526,974
Citigroup, Inc., 6.13%, 11/21/17	1,000,000	1,111,087
JPMorgan Chase & Co., 2.25%, 1/23/20	500,000	501,071
JPMorgan Chase & Co., 4.63%, 5/10/21	500,000	558,511
JPMorgan Chase Bank NA, 5.88%, 6/13/16	700,000	739,028
Manufacturers & Traders Trust Co., 2.10%, 2/06/20	500,000	500,989
Manufacturers & Traders Trust Co., 6.63%, 12/04/17	600,000	678,163
US Bank NA/Cincinnati OH, 2.80%, 1/27/25	1,250,000	1,248,990
Wells Fargo & Co., 3.50%, 3/08/22	887,000	941,677

		9,193,095

BEVERAGES—0.3%
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,125,720

BIOTECHNOLOGY—0.3%
Amgen, Inc., 5.70%, 2/01/19	1,000,000	1,143,562

BUILDING PRODUCTS—0.3%
Masco Corp., 6.13%, 10/03/16	500,000	532,800
Owens Corning, 4.20%, 12/01/24	750,000	773,447

		1,306,247

CAPITAL MARKETS—1.8%
Goldman Sachs Group, Inc., 3.50%, 1/23/25	1,000,000	1,017,554
Goldman Sachs Group, Inc., 6.00%, 6/15/20	1,200,000	1,400,594

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—40.3%, continued
CAPITAL MARKETS—1.8%, continued
Jefferies Group LLC, 8.50%, 7/15/19	$900,000	$1,076,409
Morgan Stanley, 5.63%, 9/23/19	1,500,000	1,707,408
Raymond James Financial, Inc., 8.60%, 8/15/19	1,000,000	1,240,401
State Street Corp., 7.35%, 6/15/26	1,000,000	1,354,824

		7,797,190

CHEMICALS—0.5%
Ecolab, Inc., 4.35%, 12/08/21	500,000	550,955
NOVA Chemicals Corp., 5.25%, 8/01/23(a)	500,000	522,500
Potash Corp of Saskatchewan, Inc., 5.88%, 12/01/36	840,000	1,057,017

		2,130,472

COMMERCIAL SERVICES & SUPPLIES—0.2%
Steelcase, Inc., 6.38%, 2/15/21	750,000	860,390

COMMUNICATIONS EQUIPMENT—0.1%
Juniper Networks, Inc., 3.30%, 6/15/20	500,000	505,983

CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials, Inc., 6.60%, 4/15/18	1,000,000	1,131,043

CONSUMER FINANCE—0.6%
Ally Financial, Inc., 3.25%, 9/29/17	500,000	496,565
Ford Motor Credit Co. LLC, 4.25%, 2/03/17	500,000	525,032
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	1,000,000	1,001,843
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17(a)	500,000	514,287

		2,537,727

CONTAINERS & PACKAGING—0.2%
Sonoco Products Co., 5.75%, 11/01/40	850,000	1,012,855

DIVERSIFIED CONSUMER SERVICES—0.2%
Washington Post Co., 7.25%, 2/01/19	575,000	650,135

DIVERSIFIED FINANCIAL SERVICES—1.0%
GATX Corp., 2.60%, 3/30/20	897,000	899,399
General Electric Capital Corp., 6.15%, 8/07/37	1,000,000	1,327,395
Moody’s Corp., 5.50%, 9/01/20	1,000,000	1,141,923
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	780,000	1,010,593

		4,379,310

DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
Frontier Communications Corp., 7.13%, 3/15/19	750,000	815,625
Verizon Communications, Inc., 2.55%, 6/17/19	485,000	496,631
Verizon Communications, Inc., 6.00%, 4/01/41	500,000	601,337

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—40.3%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%, continued
Verizon Communications, Inc., 6.55%, 9/15/43	$500,000	$651,080

		2,564,673

EDUCATION—0.3%
Massachusetts Institute of Technology, 3.96%, 7/01/38	1,000,000	1,074,832

ELECTRIC UTILITIES—2.5%
Florida Power & Light Co., 4.05%, 10/01/44	500,000	542,743
ITC Holdings Corp., 5.50%, 1/15/20(a)	1,000,000	1,110,718
MidAmerican Energy Co., 6.75%, 12/30/31	1,500,000	2,083,365
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19	500,000	512,321
NSTAR Electric Co., 5.50%, 3/15/40	790,000	1,009,938
Oncor Electric Delivery Co. LLC, 6.80%, 9/01/18	750,000	875,812
Pennsylvania Electric Co., 5.20%, 4/01/20	500,000	553,522
Portland General Electric Co., 6.10%, 4/15/19	1,100,000	1,273,012
Potomac Edison Co., 5.13%, 8/15/15	1,000,000	1,015,460
Potomac Electric Power Co., 6.50%, 11/15/37	1,000,000	1,399,823

		10,376,714

ELECTRICAL EQUIPMENT—0.1%
Thomas & Betts Corp., 5.63%, 11/15/21	500,000	596,133

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.0%**
Arrow Electronics, Inc., 3.00%, 3/01/18	165,000	169,282

FOOD & STAPLES RETAILING—0.7%
Koninklijke Ahold NV, 7.82%, 1/02/20	489,168	552,761
Smith’s Food & Drug Centers, Inc. Pass Through Trust, 9.20%, 7/02/18	853,513	966,303
Wal-Mart Stores, Inc., 7.55%, 2/15/30	1,000,000	1,508,206

		3,027,270

FOOD PRODUCTS—1.4%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	1,000,000	1,030,663
Cargill, Inc., 7.50%, 9/01/26(a)	1,250,000	1,722,545
ConAgra Foods, Inc., 4.95%, 8/15/20	500,000	551,426
JM Smucker Co., 3.50%, 3/15/25(a)	1,250,000	1,285,016

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—40.3%, continued
FOOD PRODUCTS—1.4%, continued
Kraft Foods Group, Inc., 5.38%, 2/10/20	$1,000,000	$1,137,004

		5,726,654

FOREIGN AGENCY—0.9%
Export Development Canada, 0.88%, 1/30/17	1,500,000	1,505,071
KFW, 1.75%, 10/15/19	1,500,000	1,522,749
Kommunalbanken AS, 2.13%, 2/11/25(a)	1,000,000	988,690

		4,016,510

GAS UTILITIES—0.3%
Indiana Gas Co., Inc., 6.55%, 6/30/28	250,000	301,915
Laclede Group, Inc., 2.55%, 8/15/19	285,000	284,814
National Fuel Gas Co., 6.50%, 4/15/18	500,000	557,085

		1,143,814

HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
DENTSPLY International, Inc., 2.75%, 8/15/16	570,000	580,966
Mallinckrodt International Finance SA, 3.50%, 4/15/18	500,000	492,500
Medtronic, Inc., 2.50%, 3/15/20(a)	625,000	638,837
Zimmer Holdings, Inc., 4.63%, 11/30/19	500,000	550,633

		2,262,936

HEALTH CARE PROVIDERS & SERVICES—0.9%
Howard Hughes Medical Institute, 3.50%, 9/01/23	1,500,000	1,596,711
Laboratory Corp of America Holdings, 2.63%, 2/01/20	1,000,000	1,006,262
Laboratory Corp of America Holdings, 3.13%, 5/15/16	500,000	511,125
McKesson Corp., 6.00%, 3/01/41	474,000	608,938

		3,723,036

HOME BUILDERS—0.2%
DR Horton, Inc., 3.63%, 2/15/18	750,000	765,000

HOTELS, RESTAURANTS & LEISURE—0.4%
Brinker International, Inc., 2.60%, 5/15/18	500,000	502,300
Darden Restaurants, Inc., 3.35%, 11/01/22	145,000	138,627
Hyatt Hotels Corp., 3.38%, 7/15/23	1,000,000	1,010,609

		1,651,536

HOUSEHOLD PRODUCTS—0.1%
Church & Dwight Co., Inc., 3.35%, 12/15/15	500,000	508,044

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.1%
FPL Energy American Wind LLC, 6.64%, 6/20/23(a)	713,525	734,930
FPL Energy National Wind LLC, 5.61%, 3/10/24(a)	365,818	365,818
Harper Lake Solar Funding Corp., 7.65%, 12/31/18(a)	660,412	713,245

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—40.3%, continued
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.1%, continued
LS Power Funding Corp., 8.08%, 12/30/16	$642,165	$684,709
Midland Cogeneration Venture LP, 5.25%, 3/15/25(a)	240,524	251,593
Midland Cogeneration Venture LP, 6.00%, 3/15/25(a)	588,978	645,429
NRG Yield Operating LLC, 5.38%, 8/15/24(a)	500,000	520,000
Salton Sea Funding Corp., 7.48%, 11/30/18	557,880	577,466
Solar Star Funding LLC, 3.95%, 6/30/35(a)	335,000	343,621
Solar Star Funding LLC, 5.38%, 6/30/35(a)	500,000	569,245
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	933,436	976,608
Tenaska Virginia Partners LP, 6.12%, 3/30/24(a)	407,093	454,895
Topaz Solar Farms LLC, 4.88%, 9/30/39(a)	350,000	385,734
Topaz Solar Farms LLC, 5.75%, 9/30/39(a)	800,000	941,641
TransAlta Corp., 6.65%, 5/15/18	500,000	555,742
Utility Contract Funding LLC, 7.94%, 10/01/16(a)	294,627	312,568

		9,033,244

INDUSTRIAL CONGLOMERATES—0.1%
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19	500,000	512,865

INSURANCE—2.5%
Fidelity National Financial, Inc., 5.50%, 9/01/22	725,000	791,185
Horace Mann Educators Corp., 6.85%, 4/15/16	750,000	793,019
Kemper Corp., 4.35%, 2/15/25	1,250,000	1,279,192
Liberty Mutual Group, Inc., 4.95%, 5/01/22(a)	1,050,000	1,159,871
Markel Corp., 3.63%, 3/30/23	400,000	412,484
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	250,000	253,563
OneBeacon US Holdings Inc, 4.60%, 11/09/22	1,000,000	1,046,974
Progressive Corp., 6.70%, 6/15/37+	500,000	527,188
Provident Cos., Inc., 7.00%, 7/15/18	340,000	387,937
Prudential Financial, Inc., 5.87%, 9/15/42+	500,000	543,125
RLI Corp., 4.88%, 9/15/23	1,000,000	1,067,368
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19(a)	1,000,000	1,024,891
W.R. Berkley Corp., 4.63%, 3/15/22	250,000	271,825
W.R. Berkley Corp., 6.15%, 8/15/19	710,000	813,069

		10,371,691

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—40.3%, continued
IT SERVICES—0.2%
Broadridge Financial Solutions, Inc., 3.95%, 9/01/20	$500,000	$529,524
Xerox Corp., 2.75%, 3/15/19	500,000	509,079

		1,038,603

MACHINERY—1.0%
Harsco Corp., 5.75%, 5/15/18	750,000	789,375
Illinois Tool Works, Inc., 3.90%, 9/01/42	1,000,000	1,030,696
Kennametal, Inc., 2.65%, 11/01/19	1,000,000	1,002,697
Pall Corp., 5.00%, 6/15/20	500,000	556,754
Snap-On, Inc., 4.25%, 1/15/18	500,000	536,004
Valmont Industries, Inc., 6.63%, 4/20/20	334,000	392,898

		4,308,424

MEDIA—0.8%
Comcast Corp., 4.75%, 3/01/44	500,000	575,332
Comcast Corp., 5.15%, 3/01/20	1,000,000	1,149,329
Omnicom Group, Inc., 6.25%, 7/15/19	1,000,000	1,162,623
Time Warner Cable, Inc., 4.50%, 9/15/42	500,000	512,882

		3,400,166

METALS & MINING—0.4%
Newcrest Finance Pty Ltd., 4.45%, 11/15/21(a)	1,000,000	983,013
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	705,000	712,204

		1,695,217

MULTILINE RETAIL—0.3%
Dollar General Corp., 4.13%, 7/15/17	700,000	736,331
Macy’s Retail Holdings, Inc., 9.50%, 4/15/21	585,000	684,175

		1,420,506

MULTI-UTILITIES—0.7%
Consumers Energy Co., 6.70%, 9/15/19	750,000	895,605
Puget Energy, Inc., 5.63%, 7/15/22	750,000	872,497
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	1,152,375

		2,920,477

OIL, GAS & CONSUMABLE FUELS—2.5%
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,000,000	1,366,466
Continental Resources, Inc., 4.50%, 4/15/23	200,000	194,106
Denbury Resources, Inc., 4.63%, 7/15/23	600,000	514,500
Enbridge Energy Partners LP, 5.20%, 3/15/20	500,000	551,011
Florida Gas Transmission Co. LLC, 4.00%, 7/15/15(a)	1,000,000	1,008,125
Kern River Funding Corp., 4.89%, 4/30/18(a)	684,500	731,691
Kern River Funding Corp., 6.68%, 7/31/16(a)	468,382	494,156

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—40.3%, continued
OIL, GAS & CONSUMABLE FUELS—2.5%, continued
Merey Sweeny LP, 8.85%, 12/18/19(a)	$512,289	$593,350
Northern Natural Gas Co., 4.10%, 9/15/42(a)	1,000,000	1,076,066
Pioneer Natural Resources Co., 5.88%, 7/15/16	500,000	527,777
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(a)	572,700	615,509
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 9/30/16(a)	301,400	311,587
Spectra Energy Capital LLC, 6.75%, 7/15/18	800,000	902,958
Texas Gas Transmission LLC, 4.60%, 6/01/15	1,000,000	1,005,448
Williams Partners LP / ACMP Finance Corp., 4.88%, 5/15/23	500,000	503,750

		10,396,500

PAPER & FOREST PRODUCTS—0.4%
Domtar Corp., 9.50%, 8/01/16	702,000	767,930
PH Glatfelter Co., 5.38%, 10/15/20	750,000	766,875

		1,534,805

PHARMACEUTICALS—0.3%
AbbVie, Inc., 2.00%, 11/06/18	500,000	499,690
Merck & Co., Inc., 1.85%, 2/10/20	700,000	704,475

		1,204,165

PROFESSIONAL SERVICES—0.6%
Dun & Bradstreet Corp., 2.88%, 11/15/15	250,000	252,600
Dun & Bradstreet Corp., 4.38%, 12/01/22	1,000,000	1,050,351
Verisk Analytics, Inc., 5.80%, 5/01/21	960,000	1,104,965

		2,407,916

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.1%
ERP Operating LP, 7.13%, 10/15/17	1,104,000	1,253,280
Health Care REIT, Inc., 4.70%, 9/15/17	1,018,000	1,093,541
National Retail Properties, Inc., 3.80%, 10/15/22	250,000	259,192
Regency Centers LP, 3.75%, 6/15/24	1,000,000	1,030,740
Vornado Realty LP, 2.50%, 6/30/19	1,000,000	1,008,028

		4,644,781

ROAD & RAIL—1.7%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	1,000,000	1,249,941
Burlington Northern Santa Fe LLC, 7.16%, 1/02/20	660,223	735,395
ERAC USA Finance LLC, 5.90%, 11/15/15(a)	1,000,000	1,030,766
JB Hunt Transport Services, Inc., 3.38%, 9/15/15	1,000,000	1,010,651
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20	500,000	492,490
Norfolk Southern Corp., 4.84%, 10/01/41	1,000,000	1,138,907
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.75%, 5/11/17(a)	1,000,000	1,042,979

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—40.3%, continued
ROAD & RAIL—1.7%, continued
Ryder System, Inc., 2.65%, 3/02/20	$455,000	$460,753

		7,161,882

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
Applied Materials, Inc., 7.13%, 10/15/17	500,000	564,095
KLA-Tencor Corp., 3.38%, 11/01/19	600,000	623,043
Lam Research Corp., 2.75%, 3/15/20	1,000,000	1,005,586
Maxim Integrated Products, Inc., 3.38%, 3/15/23	500,000	500,193
Xilinx, Inc., 2.13%, 3/15/19	500,000	504,519

		3,197,436

SOFTWARE—0.1%
Symantec Corp., 2.75%, 6/15/17	500,000	508,975

SPECIALTY RETAIL—0.8%
Advance Auto Parts, Inc., 4.50%, 1/15/22	402,000	431,713
Lowe’s Cos., Inc., 4.65%, 4/15/42	1,000,000	1,146,126
O’Reilly Automotive, Inc., 3.80%, 9/01/22	1,000,000	1,044,657
Staples, Inc., 2.75%, 1/12/18	580,000	580,534

		3,203,030

SUPRANATIONAL—5.8%
African Development Bank, 0.75%, 10/18/16	1,000,000	1,002,777
Asian Development Bank, 2.13%, 3/19/25	1,000,000	1,008,606
European Bank for Reconstruction & Development, 1.63%, 4/10/18	500,000	505,500
European Investment Bank, 2.50%, 10/15/24	1,000,000	1,041,257
Inter-American Development Bank, 1.50%, 9/25/18	2,500,000	2,527,635
Inter-American Development Bank, 2.13%, 11/09/20	3,000,000	3,085,533
Inter-American Development Bank, 4.38%, 1/24/44	3,000,000	3,835,419
International Bank for Reconstruction & Development, 0.20%, 7/22/15+	500,000	499,902
International Bank for Reconstruction & Development, 0.38%, 8/24/15	1,000,000	1,000,611
International Bank for Reconstruction & Development, 2.13%, 3/03/25	500,000	503,882
International Finance Corp., 0.50%, 5/16/16	3,250,000	3,253,386
International Finance Corp., 0.63%, 11/15/16	2,000,000	1,999,330
International Finance Facility for Immunisation, 0.46%, 7/05/16+(a)	2,000,000	2,000,248
Nordic Investment Bank, 2.25%, 9/30/21	1,000,000	1,030,444

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—40.3%, continued
SUPRANATIONAL—5.8%, continued
North American Development Bank, 2.30%, 10/10/18	$1,000,000	$1,020,882

		24,315,412

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
Hewlett-Packard Co., 3.30%, 12/09/16	500,000	517,025
Seagate HDD Cayman, 3.75%, 11/15/18	635,000	661,783

		1,178,808

TEXTILES, APPAREL & LUXURY GOODS—0.4%
Hanesbrands, Inc., 6.38%, 12/15/20	745,000	790,631
Levi Strauss & Co., 6.88%, 5/01/22	750,000	819,375

		1,610,006

TOTAL CORPORATE BONDS (COST $159,689,963)		169,545,071

CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc., 1.00%, 12/15/17	1,200,000	1,200,000
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	1,340,000	1,338,769
Everence Community Investment, Inc., 1.50%, 12/15/16+(b)	1,307,500	1,312,336

TOTAL CORPORATE NOTES (COST $3,847,500)		3,851,105

U.S. GOVERNMENT AGENCIES—41.6%
FEDERAL FARM CREDIT BANK—0.5%
4.88%, 12/16/15	2,000,000	2,065,134

FEDERAL HOME LOAN BANK— 3.9%
3.38%, 6/12/20	1,000,000	1,085,235
5.00%, 11/17/17	5,500,000	6,087,263
5.50%, 7/15/36	6,570,000	9,211,751

		16,384,249

FEDERAL HOME LOAN MORTGAGE CORP. —17.8%
1.25%, 10/02/19	2,710,000	2,687,423
1.38%, 5/01/20	4,000,000	3,971,376
2.36%, 5/01/34+	198,012	210,513
2.36%, 5/01/34+	104,060	110,978
2.38%, 1/13/22	5,960,000	6,163,218
2.50%, 10/01/27	1,463,945	1,504,824
3.00%, 11/01/32	2,466,284	2,551,229
3.00%, 11/01/32	1,646,783	1,703,662
3.00%, 1/01/43	1,840,384	1,882,337
3.00%, 5/01/43	2,704,611	2,764,636
3.50%, 10/01/41	1,327,055	1,393,220

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—41.6%, continued
FEDERAL HOME LOAN MORTGAGE CORP. —17.8%, continued
3.50%, 2/01/42	$1,943,478	$2,040,540
3.50%, 6/01/42	2,154,775	2,262,539
3.50%, 6/01/42	2,135,099	2,242,029
3.50%, 8/01/42	2,346,545	2,464,048
3.50%, 11/01/44	2,905,447	3,048,085
3.75%, 3/27/19	3,020,000	3,313,864
4.00%, 11/01/24	989,973	1,053,600
4.00%, 10/01/25	424,779	452,489
4.00%, 10/01/41	1,248,587	1,337,459
4.00%, 2/01/42	729,573	781,608
4.50%, 6/01/18	131,080	137,450
4.50%, 10/01/35	505,870	553,587
4.50%, 6/01/39	810,981	884,841
4.50%, 7/01/39	894,957	975,560
4.50%, 11/01/39	875,538	955,182
4.50%, 9/01/40	1,251,090	1,365,936
4.50%, 5/01/41	2,414,441	2,639,231
4.50%, 7/01/41	2,524,070	2,748,866
4.88%, 6/13/18	6,200,000	6,957,045
5.00%, 4/01/19	93,056	98,014
5.00%, 12/01/21	205,290	220,590
5.00%, 7/01/35	233,116	259,179
5.00%, 3/01/38	811,466	900,546
5.00%, 6/01/39	1,277,602	1,416,214
5.00%, 9/01/41	1,230,632	1,368,331
5.50%, 7/18/16	3,500,000	3,726,860
5.50%, 4/01/22	134,584	148,564
5.50%, 11/01/33	97,938	110,449
5.50%, 3/01/36	121,421	136,435
5.50%, 6/01/36	193,761	217,703
5.50%, 12/01/36	169,187	189,954
6.00%, 9/01/17	74,703	77,547
6.00%, 4/01/27	295,942	336,114
6.00%, 6/01/36	188,117	216,138
6.00%, 8/01/37	95,280	108,285
6.25%, 7/15/32	2,500,000	3,708,793
7.00%, 2/01/30	144,996	163,016
7.00%, 3/01/31	91,911	111,138
7.50%, 7/01/30	240,654	285,968

		74,957,213

FEDERAL NATIONAL MORTGAGE ASSOCIATION —18.1%
1.13%, 4/27/17	2,000,000	2,018,108
1.63%, 10/26/15	3,600,000	3,628,782
1.82%, 2/01/34+	164,928	169,737
2.15%, 6/01/33+	75,877	79,294
2.19%, 1/01/23	2,000,000	1,991,873
2.25%, 5/01/37+	221,983	236,513
2.33%, 5/01/34+	149,283	159,939
2.50%, 9/01/27	1,834,980	1,889,333
2.50%, 11/01/27	2,604,554	2,681,683
2.50%, 1/01/28	1,735,087	1,785,488
2.63%, 9/06/24	1,000,000	1,036,090
3.00%, 12/01/32	2,468,474	2,558,880
3.00%, 6/01/42	2,636,326	2,701,870
3.00%, 8/01/42	2,417,603	2,477,838

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—41.6%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION —18.1%, continued
3.00%, 8/01/42	$2,403,357	$2,463,397
3.00%, 6/01/43	2,284,997	2,340,120
3.50%, 7/01/20	519,705	551,497
3.50%, 10/01/25	420,360	446,520
3.50%, 2/01/41	1,560,740	1,642,490
3.50%, 5/01/42	1,891,964	1,989,701
3.50%, 12/01/42	2,843,538	3,004,223
4.00%, 3/01/26	1,372,041	1,462,228
4.00%, 12/01/40	1,653,235	1,777,420
4.00%, 1/01/41	1,193,135	1,279,084
4.00%, 10/01/41	1,106,147	1,185,472
4.00%, 11/01/41	995,058	1,066,509
4.00%, 12/01/41	2,575,327	2,759,752
4.00%, 12/01/41	1,367,061	1,465,156
4.00%, 1/01/42	2,685,666	2,905,545
4.38%, 10/15/15	4,700,000	4,805,430
4.50%, 9/01/40	800,555	876,284
4.50%, 10/01/40	793,649	868,894
5.00%, 4/15/15	5,500,000	5,510,467
5.00%, 2/13/17	1,800,000	1,947,474
5.00%, 7/01/18	92,661	97,378
5.00%, 9/01/18	123,317	129,620
5.00%, 4/01/25	231,937	257,603
5.00%, 7/01/25	176,164	195,670
5.00%, 10/01/25	227,397	252,581
5.00%, 10/01/35	321,837	358,145
5.50%, 6/01/22	189,205	206,572
5.50%, 11/01/25	70	79
5.50%, 2/01/34	128,409	145,498
5.50%, 1/01/35	239,757	270,782
5.50%, 10/01/35	344,546	389,171
5.50%, 6/01/36	84,971	95,615
5.50%, 11/01/36	145,509	163,737
5.63%, 7/15/37	6,000,000	8,615,022
6.00%, 10/01/33	96,235	110,513
6.00%, 11/01/34	283,635	325,759
6.00%, 10/01/35	168,843	193,943
6.00%, 6/01/36	100,085	113,985
6.63%, 11/15/30	250,000	376,273
7.00%, 7/01/15	193	194
7.00%, 11/01/19	17,046	18,252
7.00%, 11/01/19	12,771	13,606
8.50%, 9/01/26	62,176	70,584

		76,163,673

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION —0.4%
1.63%, 1/20/34+	88,969	92,247
2.25%, 4/16/42	1,460,371	1,498,634
5.50%, 10/20/38	66,324	70,843
6.50%, 11/20/38	27,605	31,258
6.75%, 4/15/16	3,470	3,489
7.00%, 12/20/30	35,055	42,278
7.00%, 10/20/31	26,596	32,966
7.00%, 3/20/32	87,852	108,630

		1,880,345

	PRINCIPAL AMOUNT/SHARES	FAIR VALUE
U.S. GOVERNMENT AGENCIES—41.6%, continued
OVERSEAS PRIVATE INVESTMENT CORP. —0.8%
3.28%, 9/15/29	$1,100,000	$1,149,069
3.54%, 6/15/30	897,062	968,152
3.82%, 6/01/33	1,000,000	1,091,750

		3,208,971

SMALL BUSINESS ADMINISTRATION —0.1%
0.60%, 2/25/32+	418,527	416,866

TOTAL U.S. GOVERNMENT AGENCIES (COST $168,489,428)		175,076,451

INVESTMENT COMPANY—0.9%
MUTUAL FUND—0.9%
Pax World High Yield Bond Fund, Individual Investor Class (COST $4,199,237)	530,984	3,738,126

TOTAL INVESTMENTS (Cost* $385,993,850—Unrealized gain/loss $17,243,707)—95.8%		$403,237,557
Other assets in excess of liabilities — 4.2%		17,816,927

NET ASSETS—100%		$421,054,484

+	Variable rate security. Rates presented are the rates in effect at March 31, 2015.
(a)	144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At March 31, 2015, these securities were valued at $43,667,578 or 10.4% of net assets.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Maturity Date	Principal Amount	Cost	Acquisition Date
Everence Community Investment, Inc.
	1.00%	12/15/2015	1,340,000	$1,340,000	12/13/2012
	1.50%	12/15/2016	1,307,500	$1,307,500	12/13/2013

At March 31, 2015, these securities had an aggregate market value of $2,651,105, representing 0.6% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

Rev.	—	Revenue
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis International Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%
AUSTRALIA—5.8%
BANKS—2.2%
Australia & New Zealand Banking Group Ltd.	6,107	$169,898
Australia & New Zealand Banking Group Ltd.- ADR	36,061	1,002,135
Commonwealth Bank of Australia	3,955	280,531
Commonwealth Bank of Australia- ADR	919	65,345
National Australia Bank Ltd.	4,644	135,950
National Australia Bank Ltd.- ADR	57,186	835,201
Westpac Banking Corp.	4,051	121,089
Westpac Banking Corp.- ADR	43,855	$1,311,703

		3,921,852

BIOTECHNOLOGY—0.2%
CSL Ltd.	2,979	208,418
CSL Ltd.- ADR	6,332	221,557

		429,975

CAPITAL MARKETS—0.2%
Macquarie Group Ltd.	3,958	230,065
Macquarie Group Ltd.- ADR	2,747	161,496

		391,561

CHEMICALS—0.2%
Orica Ltd.	19,480	295,809

CONTAINERS & PACKAGING—0.2%
Amcor Ltd.	15,893	169,339
Amcor Ltd.- ADR	3,500	148,575

		317,914

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telstra Corp. Ltd.	17,682	84,882
Telstra Corp. Ltd.- ADR	10,910	260,203

		345,085

FOOD & STAPLES RETAILING—0.3%
Wesfarmers Ltd.	16,433	548,762

INSURANCE—0.3%
Suncorp Group Ltd.	46,152	473,271

METALS & MINING—1.4%
Alumina Ltd.- ADR	41,858	201,965
BHP Billiton Ltd.- ADR	31,920	1,483,322
BHP Billiton plc	30,582	671,132
Newcrest Mining Ltd.- ADR (a)	9,928	100,719

		2,457,138

OIL, GAS & CONSUMABLE FUELS—0.5%
Origin Energy Ltd.	43,674	374,363
Woodside Petroleum Ltd.	18,241	477,895
Woodside Petroleum Ltd.- ADR	5,235	137,052

		989,310

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.1%
Scentre Group REIT	25,459	72,325
Shopping Centres Australasia Property Group REIT	1	2
Westfield Corp. REIT	20,433	148,080

		220,407

TRANSPORTATION INFRASTRUCTURE—0.0%**
Sydney Airport	463	1,822

		10,392,906

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
AUSTRIA—0.1%
BANKS—0.1%
Erste Group Bank AG	757	$18,610
Erste Group Bank AG- ADR	12,078	148,801

		167,411

BELGIUM—0.4%
FOOD & STAPLES RETAILING—0.4%
Colruyt SA	2,958	128,741
Delhaize Group SA	1,156	103,855
Delhaize Group SA- ADR	22,300	498,851

		731,447

		731,447

BRAZIL—1.6%
BANKS—0.2%
Banco Bradesco SA- ADR	43,998	408,301

CHEMICALS—0.0%**
Braskem SA- ADR	3,140	21,792

ELECTRIC UTILITIES—0.1%
Cia Energetica de Minas Gerais- ADR	52,928	216,475

FOOD PRODUCTS—0.3%
BRF SA- ADR	24,211	478,894

METALS & MINING—0.4%
Cia Siderurgica Nacional SA- ADR	79,920	134,266
Gerdau SA- ADR	59,830	191,456
Vale SA- ADR	51,251	289,568

		615,290

OIL, GAS & CONSUMABLE FUELS—0.5%
Petroleo Brasileiro SA- ADR	85,518	513,963
Ultrapar Participacoes SA- ADR	21,797	440,300

		954,263

WATER UTILITIES—0.1%
Cia de Saneamento Basico do Estado de Sao Paulo- ADR	26,970	146,177

		2,841,192

CANADA—6.5%
AUTO COMPONENTS—0.3%
Magna International, Inc.	11,430	613,334

BANKS—1.9%
Bank of Montreal	9,619	576,851
Bank of Nova Scotia	13,069	656,456
Canadian Imperial Bank of Commerce	3,074	222,865
Royal Bank of Canada	17,247	1,041,029
Toronto-Dominion Bank	22,495	963,911

		3,461,112

CHEMICALS—0.6%
Agrium, Inc.	3,522	367,239
Methanex Corp.	7,953	426,042
Potash Corp of Saskatchewan, Inc.	10,495	338,464

		1,131,745

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
CANADA—6.5%, continued
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
TransAlta Corp.	14,668	$136,412

INSURANCE—0.4%
Manulife Financial Corp.	22,525	383,150
Sun Life Financial, Inc.	10,301	317,477

		700,627

MEDIA—0.1%
Shaw Communications, Inc., Class B	7,330	164,412

METALS & MINING—0.4%
Barrick Gold Corp.	18,692	204,864
Goldcorp, Inc.	12,262	222,188
Teck Resources Ltd., Class B	23,545	323,273

		750,325

OIL, GAS & CONSUMABLE FUELS—1.3%
Advantage Oil & Gas Ltd. (a)	18,950	101,572
Cenovus Energy, Inc.	15,514	261,877
Enbridge, Inc.	18,096	877,656
Encana Corp.	16,747	186,729
Suncor Energy, Inc.	21,761	636,509
Talisman Energy, Inc.	35,278	270,935

		2,335,278

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
Brookfield Asset Management, Inc., Class A	13,674	733,063

ROAD & RAIL—1.0%
Canadian National Railway Co.	12,210	816,483
Canadian Pacific Railway Ltd.	5,165	943,645

		1,760,128

		11,786,436

CHILE—0.3%
AIRLINES—0.1%
Latam Airlines Group SA- ADR (a)	21,752	175,321

BEVERAGES—0.1%
Embotelladora Andina SA, Class B- ADR	6,720	101,136

CHEMICALS—0.1%
Sociedad Quimica y Minera de Chile SA- ADR	10,318	188,304

		464,761

CHINA—3.7%
AIRLINES—0.1%
China Southern Airlines Co. Ltd.- ADR	5,546	199,878

BANKS—0.5%
China Construction Bank Corp.- ADR	52,971	881,437

CHEMICALS—0.2%
Sinopec Shanghai Petrochemical Co. Ltd.- ADR	7,041	262,700

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
CHINA—3.7%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Telecom Corp. Ltd.- ADR	6,115	$393,439

INSURANCE—1.0%
China Life Insurance Co. Ltd.- ADR	22,204	1,467,240
Ping An Insurance Group Co. of China Ltd.- ADR	16,913	410,310

		1,877,550

INTERNET SOFTWARE & SERVICES—1.3%
Tencent Holdings Ltd.- ADR	119,811	2,272,815

ROAD & RAIL—0.1%
Guangshen Railway Co. Ltd.- ADR	8,797	203,387

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
Lenovo Group Ltd.- ADR	18,577	541,519

		6,632,725

COLOMBIA—0.5%
BANKS—0.2%
BanColombia SA- ADR	10,431	410,251

OIL, GAS & CONSUMABLE FUELS—0.3%
Ecopetrol SA- ADR	34,095	518,926

		929,177

DENMARK—1.0%
BANKS—0.2%
Danske Bank A/S	7,264	191,502
Danske Bank A/S- ADR	6,614	86,742

		278,244

PHARMACEUTICALS—0.8%
Novo Nordisk A/S- ADR	28,510	1,522,149

		1,800,393

FINLAND—0.5%
COMMUNICATIONS EQUIPMENT—0.2%
Nokia OYJ- ADR	46,570	353,000

MACHINERY—0.1%
Kone OYJ, Class B	6,179	273,979

PAPER & FOREST PRODUCTS—0.2%
Stora Enso OYJ- ADR	32,308	330,188

		957,167

FRANCE—6.6%
AUTO COMPONENTS—0.5%
Cie Generale des Etablissements Michelin- ADR	25,215	500,644
Cie Generale des Etablissements Michelin, Class B	1,074	106,804
Valeo SA	338	50,414
Valeo SA- ADR	4,352	324,507

		982,369

AUTOMOBILES—0.3%
Renault SA	5,464	496,295

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
FRANCE—6.6%, continued
BANKS—0.9%
BNP Paribas SA- ADR	28,958	$878,151
Credit Agricole SA	11,014	161,850
Credit Agricole SA- ADR	14,211	103,740
Societe Generale SA	4,111	198,488
Societe Generale SA- ADR	36,300	352,110

		1,694,339

BUILDING PRODUCTS—0.3%
Cie de Saint-Gobain	11,742	515,560

CONSTRUCTION & ENGINEERING—0.3%
Bouygues SA	956	37,528
Vinci SA- ADR	30,694	437,083

		474,611

CONSTRUCTION MATERIALS—0.1%
Lafarge SA	430	27,955
Lafarge SA- ADR	6,876	111,460

		139,415

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Orange SA- ADR	20,175	323,002
Vivendi SA (a)	9,270	230,153

		553,155

ELECTRICAL EQUIPMENT—0.5%
Legrand SA	17,254	934,611

ENERGY EQUIPMENT & SERVICES—0.2%
CGG SA (a)	670	3,802
CGG SA- ADR (a)	7,732	44,072
Technip SA- ADR	26,180	396,103

		443,977

FOOD & STAPLES RETAILING—0.2%
Carrefour SA	1,523	50,879
Carrefour SA- ADR	49,035	325,102

		375,981

FOOD PRODUCTS—0.7%
Danone SA- ADR	86,450	1,167,940

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Essilor International SA	4,503	517,012
Essilor International SA- ADR	952	54,550

		571,562

INSURANCE—0.5%
AXA SA- ADR	34,977	882,819

MEDIA—0.3%
Publicis Groupe SA- ADR	26,260	506,030

MULTI-UTILITIES—0.4%
GDF Suez	2,524	49,831
GDF Suez- ADR	17,681	350,349
Veolia Environnement SA	11,656	220,457
Veolia Environnement SA- ADR	8,771	165,509

		786,146

PERSONAL PRODUCTS—0.6%
L’Oreal SA	382	70,361
L’Oreal SA- ADR	26,720	981,960

		1,052,321

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
FRANCE—6.6%, continued
SOFTWARE—0.2%
Dassault Systemes- ADR	6,224	$419,498

		11,996,629

GERMANY—6.5%
AIR FREIGHT & LOGISTICS—0.4%
Deutsche Post AG	10,161	316,565
Deutsche Post AG- ADR	14,832	464,538

		781,103

AIRLINES—0.1%
Deutsche Lufthansa AG- ADR	10,201	142,814

AUTOMOBILES—0.6%
Bayerische Motoren Werke AG- ADR	27,692	1,148,249

CAPITAL MARKETS—0.4%
Deutsche Bank AG	18,882	655,772

CHEMICALS—0.8%
BASF SE- ADR	13,580	1,350,735

DIVERSIFIED FINANCIAL SERVICES—0.2%
Deutsche Boerse AG	2,890	235,850
Deutsche Boerse AG- ADR	15,060	122,061

		357,911

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Deutsche Telekom AG- ADR	32,617	594,771

HEALTH CARE PROVIDERS & SERVICES—0.6%
Fresenius Medical Care AG & Co. KGaA- ADR	19,354	802,223
Fresenius SE & Co. KGaA	5,130	305,833

		1,108,056

INSURANCE—1.2%
Allianz SE- ADR	76,050	1,323,650
Muenchener Rueckversicherungs-Gesellschaft AG	1,682	361,432
Muenchener Rueckversicherungs-Gesellschaft AG- ADR	18,890	407,174

		2,092,256

MULTI-UTILITIES—0.1%
RWE AG	2,125	54,103
RWE AG- ADR	5,585	142,864

		196,967

PHARMACEUTICALS—0.8%
Bayer AG- ADR	9,846	1,479,509

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Infineon Technologies AG- ADR	12,109	145,126

SOFTWARE—0.5%
SAP SE- ADR	12,252	884,227

TEXTILES, APPAREL & LUXURY GOODS—0.3%
adidas AG	1,323	104,469
adidas AG- ADR	9,964	394,076
Puma SE	285	52,837

		551,382

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
GERMANY—6.5%, continued
TRADING COMPANIES & DISTRIBUTORS—0.1%
Brenntag AG	3,519	$210,241

		11,699,119

GREECE—0.1%
BANKS—0.1%
National Bank of Greece SA- ADR (a)	96,738	123,825

HONG KONG—3.3%
BANKS—0.4%
BOC Hong Kong Holdings Ltd.	158,000	563,501
BOC Hong Kong Holdings Ltd.- ADR	1,754	124,920

		688,421

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Unicom Hong Kong Ltd.- ADR	24,284	370,574

ELECTRIC UTILITIES—0.1%
Cheung Kong Infrastructure Holdings Ltd.	32,000	274,841

INDUSTRIAL CONGLOMERATES—0.2%
Jardine Matheson Holdings Ltd.	751	47,456
Jardine Matheson Holdings Ltd.- ADR	3,618	228,296

		275,752

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.4%
Hang Lung Properties Ltd.	50,000	140,475
Hang Lung Properties Ltd.- ADR	4,159	58,704
Henderson Land Development Co. Ltd.	42,680	299,830
Sun Hung Kai Properties Ltd.	11,000	169,614
Sun Hung Kai Properties Ltd.- ADR	22,014	340,777
Swire Pacific Ltd., Class A	6,500	88,481
Swire Pacific Ltd., Class A- ADR	32,051	436,695
Swire Properties Ltd.	150	487
Wharf Holdings Ltd.	150,000	1,047,127

		2,582,190

SPECIALTY RETAIL—0.0%**
Esprit Holdings Ltd.	2,500	2,536
Esprit Holdings Ltd.- ADR	4,499	9,134

		11,670

TEXTILES, APPAREL & LUXURY GOODS—0.1%
Global Brands Group Holding Ltd. (a)	122,000	23,857
Li & Fung Ltd.	122,000	119,134
Li & Fung Ltd.- ADR	12,287	22,854

		165,845

WIRELESS TELECOMMUNICATION SERVICES—0.9%
China Mobile Ltd.- ADR	25,856	1,681,416

		6,050,709

HUNGARY—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Magyar Telekom Telecommunications plc- ADR (a)	11,582	84,317

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
HUNGARY—0.1%, continued
OIL, GAS & CONSUMABLE FUELS—0.0%**
MOL Hungarian Oil & Gas plc- ADR	796	$17,504

		101,821

INDIA—1.9%
BANKS—0.8%
HDFC Bank Ltd.- ADR	16,597	977,397
ICICI Bank Ltd.- ADR	39,425	408,443

		1,385,840

IT SERVICES—0.6%
Infosys Ltd.- ADR	15,376	539,390
Wipro Ltd.- ADR	39,159	521,598

		1,060,988

METALS & MINING—0.2%
Sesa Sterlite Ltd.- ADR	29,355	364,002

PHARMACEUTICALS—0.3%
Dr. Reddy’s Laboratories Ltd.- ADR	10,846	619,307

		3,430,137

INDONESIA—0.9%
BANKS—0.3%
PT Bank Mandiri- ADR	49,403	470,564

DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
Telekomunikasi Indonesia Persero Tbk PT- ADR	23,025	1,002,508

MACHINERY—0.1%
United Tractors Tbk PT- ADR	3,369	110,874

		1,583,946

IRELAND—1.3%
CONSTRUCTION MATERIALS—0.4%
CRH plc- ADR	27,925	731,356

PHARMACEUTICALS—0.5%
Shire plc- ADR	3,634	869,580

PROFESSIONAL SERVICES—0.4%
Experian plc	3,191	52,821
Experian plc- ADR	37,268	614,735

		667,556

		2,268,492

ISRAEL—0.6%
PHARMACEUTICALS—0.5%
Teva Pharmaceutical Industries Ltd.- ADR	13,991	871,639

SOFTWARE—0.1%
Check Point Software Technologies Ltd. (a)	2,576	211,155

		1,082,794

ITALY—1.4%
BANKS—0.4%
Intesa Sanpaolo SpA	59,272	201,169
Intesa Sanpaolo SpA- ADR	5,976	121,791

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
ITALY—1.4%, continued
BANKS—0.4%, continued
UniCredit SpA	48,046	$325,814

		648,774

ELECTRIC UTILITIES—0.0%**
Enel SpA	9,543	43,110

INSURANCE—0.2%
Assicurazioni Generali SpA	16,056	315,696

OIL, GAS & CONSUMABLE FUELS—0.3%
ENI SpA- ADR	18,511	640,666

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Luxottica Group SpA- ADR	9,316	584,392

TRANSPORTATION INFRASTRUCTURE—0.2%
Atlantia SpA	13,863	364,047

		2,596,685

JAPAN—16.2%
AUTO COMPONENTS—0.5%
Bridgestone Corp.	4,656	186,426
Bridgestone Corp.- ADR	16,204	325,133
Denso Corp.	5,900	268,953
Denso Corp.- ADR	6,048	138,318

		918,830

AUTOMOBILES—2.4%
Honda Motor Co. Ltd.- ADR	32,346	1,059,655
Nissan Motor Co. Ltd.- ADR	36,396	739,931
Toyota Motor Corp.- ADR	18,470	2,583,768

		4,383,354

BANKS—1.6%
Mitsubishi UFJ Financial Group, Inc.- ADR	188,606	1,173,129
Mizuho Financial Group, Inc.- ADR	132,028	468,700
Sumitomo Mitsui Financial Group, Inc.- ADR	135,650	1,049,931
Sumitomo Mitsui Trust Holdings, Inc.	2,980	12,379
Sumitomo Mitsui Trust Holdings, Inc.- ADR	39,737	165,902

		2,870,041

BUILDING PRODUCTS—0.1%
Asahi Glass Co. Ltd.	3,000	19,650
Asahi Glass Co. Ltd.- ADR	21,219	138,984

		158,634

CAPITAL MARKETS—0.5%
Daiwa Securities Group, Inc.	16,000	125,950
Daiwa Securities Group, Inc.- ADR	49,678	393,202
Nomura Holdings, Inc.- ADR	61,382	360,312

		879,464

CHEMICALS—0.4%
Nitto Denko Corp.	500	33,387
Nitto Denko Corp.- ADR	11,626	390,053
Shin-Etsu Chemical Co. Ltd.	2,000	130,576
Sumitomo Chemical Co. Ltd.	38,000	195,033

		749,049

COMMERCIAL SERVICES & SUPPLIES—0.3%
Dai Nippon Printing Co. Ltd.	50,000	485,657

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
JAPAN—16.2%, continued
COMMERCIAL SERVICES & SUPPLIES—0.3%, continued
Dai Nippon Printing Co. Ltd.- ADR	37	$362

		486,019

CONSTRUCTION & ENGINEERING—0.3%
JGC Corp.	9,000	178,717
Obayashi Corp.	55,000	356,513

		535,230

DIVERSIFIED FINANCIAL SERVICES—0.2%
ORIX Corp.	2,300	32,317
ORIX Corp.- ADR	5,614	394,889

		427,206

DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
Nippon Telegraph & Telephone Corp.- ADR	28,846	889,034

ELECTRIC UTILITIES—0.1%
Chubu Electric Power Co., Inc.	12,600	150,241
Tohoku Electric Power Co., Inc.	9,200	104,498

		254,739

ELECTRICAL EQUIPMENT—0.3%
Nidec Corp.- ADR	30,872	516,180

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
Hitachi Ltd.	11,000	75,128
Hitachi Ltd.- ADR	4,047	277,503
Hoya Corp.	9,500	380,326
Hoya Corp.- ADR	1,734	69,568
Kyocera Corp.	2,800	153,028
Kyocera Corp.- ADR	3,162	173,657
Murata Manufacturing Co. Ltd.	1,300	178,541
TDK Corp.	200	14,162
TDK Corp.- ADR	826	59,067

		1,380,980

HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
Terumo Corp.	11,800	310,847

HOUSEHOLD DURABLES—0.9%
Panasonic Corp.	10,700	140,513
Panasonic Corp.- ADR	21,410	281,113
Sekisui House Ltd.	8,000	116,160
Sekisui House Ltd.- ADR	30,149	439,874
Sharp Corp.	10,000	19,587
Sharp Corp.- ADR	17,095	32,823
Sony Corp.- ADR (a)	22,223	595,132

		1,625,202

INSURANCE—0.5%
MS&AD Insurance Group Holdings, Inc.- ADR	34,266	479,895
Tokio Marine Holdings, Inc.	4,600	173,636
Tokio Marine Holdings, Inc.- ADR	7,354	277,797

		931,328

INTERNET & CATALOG RETAIL—0.2%
Rakuten, Inc.	18,400	323,990

IT SERVICES—0.0%**
Fujitsu Ltd.	2,000	13,639
Fujitsu Ltd.- ADR	1,240	42,247

		55,886

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
JAPAN—16.2%, continued
MACHINERY—1.3%
FANUC Corp.	400	$87,325
FANUC Corp.- ADR	22,452	820,845
Kubota Corp.- ADR	7,847	621,012
Makita Corp.	600	31,092
Makita Corp.- ADR	4,936	257,092
SMC Corp.	1,900	565,751

		2,383,117

MARINE—0.0%**
Nippon Yusen KK- ADR	7,243	41,647

METALS & MINING—0.4%
Nippon Steel Corp.	127,000	319,329
Sumitomo Metal Mining Co. Ltd.	23,000	336,162

		655,491

PERSONAL PRODUCTS—0.5%
Kao Corp.- ADR	10,418	521,317
Shiseido Co. Ltd.	2,100	37,254
Shiseido Co. Ltd.- ADR	15,035	266,495

		825,066

PHARMACEUTICALS—0.7%
Astellas Pharma, Inc.	13,000	213,004
Astellas Pharma, Inc.- ADR	22,165	362,952
Daiichi Sankyo Co. Ltd.	7,700	122,360
Daiichi Sankyo Co. Ltd.- ADR	1,901	30,283
Takeda Pharmaceutical Co. Ltd.	2,700	134,778
Takeda Pharmaceutical Co. Ltd.- ADR	17,304	433,292

		1,296,669

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
Daiwa House Industry Co. Ltd.- ADR	15,470	305,069
Mitsubishi Estate Co. Ltd.	7,000	162,344
Mitsubishi Estate Co. Ltd.- ADR	8,499	197,984
Mitsui Fudosan Co. Ltd.	15,000	440,520
Sumitomo Realty & Development Co. Ltd.	6,000	216,008

		1,321,925

ROAD & RAIL—0.7%
Central Japan Railway Co.	1,348	243,610
East Japan Railway Co.	3,590	287,681
East Japan Railway Co.- ADR	29,226	391,482
Keikyu Corp.	37,000	295,748

		1,218,521

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Rohm Co. Ltd.	700	47,833
Rohm Co. Ltd.- ADR	2,660	91,398

		139,231

SOFTWARE—0.1%
Nintendo Co. Ltd.- ADR	11,880	218,948

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.6%
Canon, Inc.- ADR	18,193	643,486
FUJIFILM Holdings Corp.- ADR	11,626	414,002
Seiko Epson Corp.	1,200	21,254
Seiko Epson Corp.- ADR	5,156	91,184

		1,169,926

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
JAPAN—16.2%, continued
TEXTILES, APPAREL & LUXURY GOODS—0.2%
Wacoal Holdings Corp.- ADR	5,242	$295,963

TRADING COMPANIES & DISTRIBUTORS—0.2%
Mitsui & Co. Ltd.- ADR	1,637	440,353

WIRELESS TELECOMMUNICATION SERVICES—0.9%
KDDI Corp.- ADR	24,364	413,701
NTT DoCoMo, Inc.- ADR	35,691	622,094
Softbank Corp.	6,500	378,556
Softbank Corp.- ADR	6,172	179,451

		1,593,802

		29,296,672

JERSEY—0.2%
METALS & MINING—0.2%
Randgold Resources Ltd.- ADR	6,079	421,092

LUXEMBOURG—0.1%
ENERGY EQUIPMENT & SERVICES—0.1%
Tenaris SA- ADR	7,826	219,128

MEXICO—1.2%
BEVERAGES—0.2%
Coca-Cola Femsa SAB de CV- ADR	4,725	377,338

CONSTRUCTION MATERIALS—0.2%
Cemex SAB de CV- ADR (a)	43,264	409,710

FOOD & STAPLES RETAILING—0.1%
Wal-Mart de Mexico SAB de CV- ADR	11,112	276,800

MEDIA—0.2%
Grupo Televisa SAB- ADR (a)	11,081	365,784

METALS & MINING—0.1%
Fresnillo plc	14,613	147,575

TRANSPORTATION INFRASTRUCTURE—0.2%
Grupo Aeroportuario del Pacifico SAB de CV- ADR	4,513	295,782

WIRELESS TELECOMMUNICATION SERVICES—0.2%
America Movil SAB de CV, Class L- ADR	17,340	354,776

		2,227,765

NETHERLANDS—2.1%
BANKS—0.3%
ING Groep NV- ADR (a)	35,844	523,681

CHEMICALS—0.1%
Akzo Nobel NV- ADR	10,773	271,103

FOOD & STAPLES RETAILING—0.3%
Koninklijke Ahold NV- ADR	23,941	470,678

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
NETHERLANDS—2.1%, continued
INDUSTRIAL CONGLOMERATES—0.5%
Koninklijke Philips NV—NY Registry Shares	30,708	$870,265

INSURANCE—0.1%
Aegon NV—NY Registry Shares	23,208	184,039

LIFE SCIENCES TOOLS & SERVICES—0.2%
QIAGEN NV (a)	16,784	422,957

MEDIA—0.1%
Wolters Kluwer NV	954	31,153
Wolters Kluwer NV- ADR	7,337	239,883

		271,036

OIL, GAS & CONSUMABLE FUELS—0.1%
Koninklijke Vopak NV	2,532	139,733

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
ASML Holding NV—NY Registry Shares	4,549	459,585

SOFTWARE—0.1%
Gemalto NV	2,161	172,185

		3,785,262

NORWAY—0.6%
CHEMICALS—0.2%
Yara International ASA- ADR	7,283	369,612

METALS & MINING—0.1%
Norsk Hydro ASA	28,584	150,247
Norsk Hydro ASA- ADR	13,201	69,437

		219,684

OIL, GAS & CONSUMABLE FUELS—0.3%
Statoil ASA- ADR	31,384	552,045

		1,141,341

PORTUGAL—0.1%
ELECTRIC UTILITIES—0.1%
EDP - Energias de Portugal SA	20,520	76,850
EDP - Energias de Portugal SA- ADR	1,231	46,126

		122,976

RUSSIA—0.3%
MEDIA—0.1%
CTC Media, Inc.	28,039	111,034

WIRELESS TELECOMMUNICATION SERVICES—0.2%
Mobile TeleSystems OJSC- ADR	37,298	376,710

		487,744

SINGAPORE—2.0%
BANKS—1.3%
DBS Group Holdings Ltd.	10,656	158,006
DBS Group Holdings Ltd.- ADR	18,371	1,090,962
United Overseas Bank Ltd.	24,187	405,426
United Overseas Bank Ltd.- ADR	22,014	734,167

		2,388,561

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
SINGAPORE—2.0%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Singapore Telecommunications Ltd.	86,000	$274,429
Singapore Telecommunications Ltd.- ADR	6,886	219,423

		493,852

INDUSTRIAL CONGLOMERATES—0.4%
Keppel Corp. Ltd.	11,721	76,797
Keppel Corp. Ltd.- ADR	49,775	654,790

		731,587

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.0%**
Keppel REIT REIT	737	644

		3,614,644

SOUTH AFRICA—0.9%
BANKS—0.1%
Standard Bank Group Ltd.- ADR	11,694	162,313

METALS & MINING—0.1%
Impala Platinum Holdings Ltd.- ADR (a)	15,171	73,048

OIL, GAS & CONSUMABLE FUELS—0.2%
Sasol Ltd.- ADR	12,319	419,339

TRADING COMPANIES & DISTRIBUTORS—0.2%
Barloworld Ltd.	45,286	345,553

WIRELESS TELECOMMUNICATION SERVICES—0.3%
MTN Group Ltd.- ADR	31,552	538,119

		1,538,372

SOUTH KOREA—2.4%
BANKS—1.3%
KB Financial Group, Inc.- ADR	33,114	1,163,626
Shinhan Financial Group Co. Ltd.- ADR	25,553	953,127
Woori Bank- ADR	9,632	246,483

		2,363,236

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
KT Corp.- ADR	38,311	501,108

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
LG Display Co. Ltd.- ADR	42,203	603,925

WIRELESS TELECOMMUNICATION SERVICES—0.5%
SK Telecom Co. Ltd.- ADR	34,055	926,636

		4,394,905

SPAIN—2.2%
BANKS—0.9%
Banco Bilbao Vizcaya Argentaria SA- ADR	72,979	731,979
Banco Santander SA- ADR	127,833	952,356

		1,684,335

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telefonica SA- ADR	37,220	534,107

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
SPAIN—2.2%, continued
ELECTRIC UTILITIES—0.2%
Iberdrola SA- ADR	15,225	$392,424

METALS & MINING—0.2%
Acerinox SA	16,589	279,033

OIL, GAS & CONSUMABLE FUELS—0.3%
Repsol SA	5,200	96,800
Repsol SA- ADR	23,049	429,403

		526,203

SPECIALTY RETAIL—0.3%
Inditex SA	17,640	566,344

		3,982,446

SWEDEN—2.7%
COMMUNICATIONS EQUIPMENT—0.3%
Telefonaktiebolaget LM Ericsson- ADR	48,767	612,026

CONSTRUCTION & ENGINEERING—0.5%
Skanska AB, Class B	37,142	832,698

HOUSEHOLD PRODUCTS—0.1%
Svenska Cellulosa AB SCA, Class B	12,219	280,779

MACHINERY—1.0%
Alfa Laval AB	23,419	459,958
Atlas Copco AB, Class A	8,922	288,838
Atlas Copco AB, Class A- ADR	18,292	592,386
Sandvik AB	19,176	214,734
Sandvik AB- ADR	20,116	223,690

		1,779,606

METALS & MINING—0.2%
Boliden AB	22,985	455,322

OIL, GAS & CONSUMABLE FUELS—0.2%
Lundin Petroleum AB (a)	20,989	287,187

SPECIALTY RETAIL—0.4%
Hennes & Mauritz AB (H&M), Class B	3,195	129,454
Hennes & Mauritz AB- ADR	65,360	526,802

		656,256

		4,903,874

SWITZERLAND—7.3%
CAPITAL MARKETS—1.2%
Credit Suisse Group AG- ADR (a)	32,881	885,485
Julius Baer Group Ltd. (a)	9,537	476,696
UBS AG (a)	46,462	867,712

		2,229,893

CHEMICALS—0.6%
Syngenta AG- ADR	15,780	1,070,042

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Swisscom AG- ADR	7,140	415,013

ELECTRICAL EQUIPMENT—0.7%
ABB Ltd.- ADR (a)	61,282	1,297,340

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
SWITZERLAND—7.3%, continued
FOOD PRODUCTS—0.1%
Barry Callebaut AG (a)	110	$107,398

INSURANCE—0.9%
Swiss Re AG	3,563	343,680
Zurich Insurance Group AG- ADR (a)	39,970	1,348,787

		1,692,467

MACHINERY—0.2%
Schindler Holding AG	1,587	259,323

PHARMACEUTICALS—2.9%
Novartis AG- ADR	28,388	2,799,341
Roche Holding AG- ADR	67,656	2,326,013

		5,125,354

PROFESSIONAL SERVICES—0.2%
Adecco SA (a)	4,136	343,799
Adecco SA- ADR (a)	1,206	49,970

		393,769

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
Logitech International SA	10,434	137,207

TRADING COMPANIES & DISTRIBUTORS—0.2%
Wolseley plc	537	31,739
Wolseley plc- ADR	63,056	377,075

		408,814

		13,136,620

TAIWAN—3.0%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
Chunghwa Telecom Co. Ltd.- ADR	41,447	1,329,205

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
AU Optronics Corp.- ADR	56,975	285,445

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.1%
Advanced Semiconductor Engineering, Inc.- ADR	101,549	731,153
Siliconware Precision Industries Co. Ltd.- ADR	79,145	647,406
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	84,657	1,987,746
United Microelectronics Corp.- ADR	191,039	466,135

		3,832,440

		5,447,090

TURKEY—0.3%
BANKS—0.1%
Turkiye Garanti Bankasi AS- ADR	59,610	199,694

WIRELESS TELECOMMUNICATION SERVICES—0.2%
Turkcell Iletisim Hizmetleri AS- ADR (a)	28,879	376,293

		575,987

UNITED KINGDOM—12.5%
BANKS—2.0%
Barclays plc- ADR	50,461	735,217
HSBC Holdings plc- ADR	46,011	1,959,608

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
UNITED KINGDOM—12.5%, continued
BANKS—2.0%, continued
Lloyds Banking Group plc- ADR (a)	102,926	$480,664
Standard Chartered plc	26,352	426,816

		3,602,305

CAPITAL MARKETS—0.0%**
Man Group plc	3,940	11,885
Man Group plc- ADR	7,608	23,017

		34,902

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
BT Group plc- ADR	9,102	593,177

ELECTRIC UTILITIES—0.3%
SSE plc	2,983	66,201
SSE plc- ADR	26,274	584,334

		650,535

ENERGY EQUIPMENT & SERVICES—0.4%
AMEC Foster Wheeler plc	26,726	357,503
Subsea 7 SA	36,082	309,844
Subsea 7 SA- ADR	3,305	28,225

		695,572

FOOD & STAPLES RETAILING—0.3%
J Sainsbury plc	4,806	18,443
J Sainsbury plc- ADR	18,741	289,923
WM Morrison Supermarkets plc	29,374	83,949
WM Morrison Supermarkets plc- ADR	8,054	115,011

		507,326

FOOD PRODUCTS—0.7%
Unilever NV—NY Registry Shares	28,732	1,199,848

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
Smith & Nephew plc	4,232	72,162
Smith & Nephew plc- ADR	17,185	587,212

		659,374

HOTELS, RESTAURANTS & LEISURE—0.7%
Compass Group plc	2,247	39,006
Compass Group plc- ADR	47,072	819,053
InterContinental Hotels Group plc- ADR	11,424	447,364

		1,305,423

HOUSEHOLD PRODUCTS—0.6%
Reckitt Benckiser Group plc	3,212	275,929
Reckitt Benckiser Group plc- ADR	51,855	887,239

		1,163,168

INSURANCE—0.9%
Aviva plc	41,971	335,889
Aviva plc- ADR	6,116	98,896
Prudential plc- ADR	24,107	1,202,457

		1,637,242

MEDIA—1.3%
Pearson plc- ADR	23,760	513,454
Reed Elsevier plc- ADR	9,232	635,900
Sky plc	3,176	46,725
Sky plc- ADR	6,005	354,655
WPP plc- ADR	6,767	769,882

		2,320,616

METALS & MINING—0.1%
Antofagasta plc	3,335	36,079

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
UNITED KINGDOM—12.5%, continued
METALS & MINING—0.1%, continued
Antofagasta plc- ADR	3,393	$73,713

		109,792

MULTILINE RETAIL—0.3%
Marks & Spencer Group plc	10,719	84,775
Marks & Spencer Group plc- ADR	17,019	268,219
Next plc	1,607	167,126

		520,120

MULTI-UTILITIES—0.7%
National Grid plc- ADR	19,433	1,255,566

OIL, GAS & CONSUMABLE FUELS—0.5%
BG Group plc	6,208	76,196
BG Group plc- ADR	48,093	594,189
Tullow Oil plc	60,144	252,136
Tullow Oil plc- ADR	15,976	33,230

		955,751

PHARMACEUTICALS—1.3%
AstraZeneca plc- ADR	15,840	1,083,931
GlaxoSmithKline plc- ADR	28,888	1,333,181
Indivior plc (a)	3,212	9,053
Indivior plc- ADR (a)	1,963	27,620

		2,453,785

PROFESSIONAL SERVICES—0.1%
Capita plc	12,030	198,866

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.2%
Land Securities Group plc REIT	16,051	297,991

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
ARM Holdings plc- ADR	8,551	421,564

SOFTWARE—0.2%
Sage Group plc	33,781	233,350
Sage Group plc- ADR	2,320	64,199

		297,549

SPECIALTY RETAIL—0.2%
Kingfisher plc- ADR	29,151	329,552

WATER UTILITIES—0.3%
Severn Trent plc	6,683	203,715
United Utilities Group plc	2,386	32,992
United Utilities Group plc- ADR	12,883	355,764

		592,471

WIRELESS TELECOMMUNICATION SERVICES—0.5%
Vodafone Group plc- ADR	26,458	864,647

		22,667,142

UNITED STATES—0.9%
HEALTH CARE PROVIDERS & SERVICES—0.1%
Catamaran Corp. (a)	3,636	216,488

HOTELS, RESTAURANTS & LEISURE—0.2%
Carnival plc- ADR	7,671	375,802

MEDIA—0.2%
Thomson Reuters Corp.	7,011	284,366

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
UNITED STATES—0.9%, continued
METALS & MINING—0.1%
Sims Metal Management Ltd.- ADR	21,356	$199,508

PHARMACEUTICALS—0.3%
Valeant Pharmaceuticals International, Inc. (a)	2,545	505,488

		1,581,652

TOTAL COMMON STOCKS (COST $154,984,864)		177,182,484

	SHARES	FAIR VALUE
PREFERRED STOCKS—0.3%
BRAZIL—0.3%
BANKS—0.2%
Itau Unibanco Holding SA- ADR	27,940	309,017

FOOD & STAPLES RETAILING—0.1%
Cia Brasileira de Distribuicao- ADR	6,621	197,438

		506,455

TOTAL PREFERRED STOCKS (COST $623,999)		506,455

WARRANT—0.0%**
HONG KONG—0.0%**
Sun Hung Kai Properties Ltd., expiring 4/22/16 (a) (COST $—)	916	2,653

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc., 1.00%, 12/15/17	$600,000	$600,000
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	343,000	342,685
Everence Community Investment, Inc., 1.50%, 12/15/16+(b)	656,000	658,426

TOTAL CORPORATE NOTES (COST $1,599,000)		1,601,111

TOTAL INVESTMENTS (Cost* $157,207,863—Unrealized gain/loss $22,084,840)—99.3%		$179,292,703
Other assets in excess of liabilities — 0.7%		1,314,510

NET ASSETS—100%		$180,607,213

+	Variable rate security. Rates presented are the rates in effect at March 31, 2015.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Maturity Date	Principal Amount	Cost	Acquisition Date
Everence Community Investment, Inc.
	1.00%	12/15/2015	343,000	$343,000	12/13/2012
	1.50%	12/15/2016	656,000	$656,000	12/13/2013

At March 31, 2015, these securities had an aggregate market value of $1,001,111, representing 0.6% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Value Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%
AIR FREIGHT & LOGISTICS—1.3%
FedEx Corp.	3,106	$513,888
United Parcel Service, Inc., Class B	12,034	1,166,576

		1,680,464

AUTO COMPONENTS—1.1%
BorgWarner, Inc.	4,390	265,507
Delphi Automotive plc	3,800	303,012
Goodyear Tire & Rubber Co.	4,500	121,860
Johnson Controls, Inc.	13,961	704,193

		1,394,572

AUTOMOBILES—1.8%
Ford Motor Co.	70,233	1,133,561
General Motors Co.	30,620	1,148,250

		2,281,811

BANKS—10.8%
Bank of America Corp.	153,220	2,358,056
BB&T Corp.	13,054	508,975
Citigroup, Inc.	43,026	2,216,700
Comerica, Inc.	4,021	181,468
Huntington Bancshares, Inc.	18,154	200,602
JPMorgan Chase & Co.	57,942	3,510,126
KeyCorp	9,408	133,217
M&T Bank Corp.	2,256	286,512
PNC Financial Services Group, Inc.	7,721	719,906
Regions Financial Corp.	11,830	111,793
SunTrust Banks, Inc.	6,766	278,015
U.S. Bancorp	11,287	492,903
Wells Fargo & Co.	50,289	2,735,722
Zions Bancorp	4,400	118,800

		13,852,795

BEVERAGES—1.8%
Coca-Cola Co.	29,710	1,204,740
PepsiCo, Inc.	10,879	1,040,250

		2,244,990

BIOTECHNOLOGY—0.2%
Amgen, Inc.	1,504	240,414

BUILDING PRODUCTS—0.2%
Allegion plc	4,028	246,393

CAPITAL MARKETS—3.3%
Ameriprise Financial, Inc.	1,806	236,297
Bank of New York Mellon Corp.	14,064	565,935
BlackRock, Inc.	932	340,963
Charles Schwab Corp.	4,120	125,413
Goldman Sachs Group, Inc.	6,557	1,232,519
Invesco Ltd.	4,702	186,623
Morgan Stanley	22,811	814,125
Northern Trust Corp.	3,977	276,998
State Street Corp.	6,240	458,827

		4,237,700

CHEMICALS—2.9%
Air Products & Chemicals, Inc.	2,567	388,336
E.I. du Pont de Nemours & Co.	15,069	1,076,981
Eastman Chemical Co.	5,570	385,778

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
CHEMICALS—2.9%, continued
Ecolab, Inc.	1,616	$184,838
LyondellBasell Industries NV, Class A	4,670	410,026
Mosaic Co.	4,920	226,615
PPG Industries, Inc.	1,550	349,587
Praxair, Inc.	5,656	682,906

		3,705,067

COMMERCIAL SERVICES & SUPPLIES—0.6%
ADT Corp.	5,046	209,510
Tyco International plc	13,821	595,132

		804,642

COMMUNICATIONS EQUIPMENT—0.7%
Cisco Systems, Inc.	30,465	838,549

CONSTRUCTION MATERIALS—0.2%
Vulcan Materials Co.	3,272	275,830

CONSUMER FINANCE—1.1%
American Express Co.	7,624	595,587
Capital One Financial Corp.	10,900	859,138

		1,454,725

CONTAINERS & PACKAGING—0.5%
Avery Dennison Corp.	3,846	203,492
Ball Corp.	4,084	288,494
Owens-Illinois, Inc.(a)	7,755	180,846

		672,832

DISTRIBUTORS—0.2%
Genuine Parts Co.	3,080	287,025

DIVERSIFIED CONSUMER SERVICES—0.2%
H&R Block, Inc.	6,094	195,435

DIVERSIFIED FINANCIAL SERVICES—3.8%
Berkshire Hathaway, Inc., Class B(a)	27,382	3,951,770
CME Group, Inc.	5,240	496,281
McGraw Hill Financial, Inc.	3,488	360,659

		4,808,710

DIVERSIFIED TELECOMMUNICATION SERVICES—5.1%
AT&T, Inc.	86,318	2,818,283
CenturyLink, Inc.	7,688	265,620
Frontier Communications Corp.	27,678	195,130
Verizon Communications, Inc.	61,930	3,011,656
Windstream Holdings, Inc.	26,200	193,880

		6,484,569

ELECTRIC UTILITIES—3.5%
American Electric Power Co., Inc.	6,000	337,500
Duke Energy Corp.	15,864	1,218,038
Edison International	3,537	220,956
NextEra Energy, Inc.	8,265	859,973
PPL Corp.	14,801	498,202
Southern Co.	24,911	1,103,059

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
ELECTRIC UTILITIES—3.5%, continued
Xcel Energy, Inc.	8,784	$305,771

		4,543,499

ELECTRICAL EQUIPMENT—1.6%
Eaton Corp. plc	9,050	614,857
Emerson Electric Co.	17,774	1,006,364
Rockwell Automation, Inc.	3,570	414,084

		2,035,305

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
Corning, Inc.	16,306	369,820
TE Connectivity Ltd.	3,956	283,329

		653,149

ENERGY EQUIPMENT & SERVICES—2.3%
Baker Hughes, Inc.	6,000	381,480
Cameron International Corp.(a)	4,198	189,414
Diamond Offshore Drilling, Inc.	5,913	158,409
Ensco plc, Class A	8,150	171,721
FMC Technologies, Inc.(a)	2,740	101,407
Nabors Industries Ltd.	15,176	207,152
National Oilwell Varco, Inc.	9,526	476,205
Noble Corp. plc	13,071	186,654
Schlumberger Ltd.	10,970	915,337
Transocean Ltd.	11,520	168,998

		2,956,777

FOOD & STAPLES RETAILING—4.4%
Costco Wholesale Corp.	6,540	990,777
CVS Health Corp.	1,923	198,473
Kroger Co.	9,582	734,556
Safeway, Inc.	6,607	322
Safeway, Inc.	6,607	6,706
Sysco Corp.	10,383	391,751
Walgreens Boots Alliance, Inc.	10,216	865,091
Wal-Mart Stores, Inc.	28,280	2,326,030
Whole Foods Market, Inc.	2,900	151,032

		5,664,738

FOOD PRODUCTS—2.5%
Archer-Daniels-Midland Co.	7,850	372,090
General Mills, Inc.	8,384	474,535
Kellogg Co.	3,959	261,096
Kraft Foods Group, Inc.	10,350	901,640
Mondelez International, Inc., Class A	34,482	1,244,455

		3,253,816

GAS UTILITIES—0.3%
AGL Resources, Inc.	7,240	359,466

HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
Abbott Laboratories	9,750	451,717
Baxter International, Inc.	2,140	146,590

		598,307

HEALTH CARE PROVIDERS & SERVICES—3.8%
Aetna, Inc.	4,309	459,038
Anthem, Inc.	5,655	873,188
Cardinal Health, Inc.	4,550	410,728

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
HEALTH CARE PROVIDERS & SERVICES—3.8%, continued
Cigna Corp.	1,255	$162,447
Express Scripts Holding Co.(a)	8,567	743,359
Humana, Inc.	2,730	485,995
McKesson Corp.	1,664	376,397
UnitedHealth Group, Inc.	11,127	1,316,213

		4,827,365

HOTELS, RESTAURANTS & LEISURE—1.7%
Carnival Corp.	8,393	401,521
McDonald’s Corp.	11,860	1,155,639
Starbucks Corp.	2,180	206,446
Starwood Hotels & Resorts Worldwide, Inc.	1,776	148,296
Wyndham Worldwide Corp.	2,711	245,264

		2,157,166

HOUSEHOLD DURABLES—0.2%
D.R. Horton, Inc.	5,034	143,369
Whirlpool Corp.	872	176,196

		319,565

HOUSEHOLD PRODUCTS—1.6%
Colgate-Palmolive Co.	4,598	318,825
Procter & Gamble Co.	21,658	1,774,657

		2,093,482

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.3%
AES Corp.	11,874	152,581
NRG Energy, Inc.	6,736	169,680

		322,261

INDUSTRIAL CONGLOMERATES—1.3%
3M Co.	8,965	1,478,777
Roper Industries, Inc.	1,380	237,360

		1,716,137

INSURANCE—6.1%
ACE Ltd.	4,420	492,786
Aflac, Inc.	10,310	659,943
Allstate Corp.	8,739	621,955
American International Group, Inc.	21,857	1,197,545
Aon plc	2,267	217,904
Assurant, Inc.	2,924	179,563
Chubb Corp.	3,750	379,125
Cincinnati Financial Corp.	2,512	133,839
Hartford Financial Services Group, Inc.	4,990	208,682
Lincoln National Corp.	3,280	188,469
Loews Corp.	9,894	403,972
Marsh & McLennan Cos., Inc.	5,930	332,614
MetLife, Inc.	20,563	1,039,460
Principal Financial Group, Inc.	3,230	165,925
Progressive Corp.	4,933	134,177
Prudential Financial, Inc.	8,520	684,241
Travelers Cos., Inc.	5,533	598,283
Unum Group	4,280	144,364

		7,782,847

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
INTERNET SOFTWARE & SERVICES—0.4%
eBay, Inc.(a)	2,888	$166,580
Google, Inc., Class C(a)	420	230,160
Google, Inc., Class A(a)	240	133,128

		529,868

IT SERVICES—2.8%
Accenture plc, Class A	4,238	397,058
Fidelity National Information Services, Inc.	3,862	262,848
International Business Machines Corp.	14,012	2,248,926
Mastercard, Inc., Class A	1,420	122,674
Paychex, Inc.	3,684	182,781
Western Union Co.	10,989	228,681
Xerox Corp.	15,601	200,473

		3,643,441

LIFE SCIENCES TOOLS & SERVICES—0.2%
Thermo Fisher Scientific, Inc.	2,174	292,055

MACHINERY—3.5%
Deere & Co.	12,407	1,087,970
Dover Corp.	5,293	365,852
Flowserve Corp.	3,900	220,311
Illinois Tool Works, Inc.	7,035	683,380
Ingersoll-Rand plc	5,365	365,249
Joy Global, Inc.	4,620	181,012
PACCAR, Inc.	3,666	231,471
Parker-Hannifin Corp.	3,757	446,256
Pentair plc	5,540	348,411
Stanley Black & Decker, Inc.	2,540	242,214
Xylem, Inc.	10,598	371,142

		4,543,268

MEDIA—2.0%
CBS Corp., Class B	2,720	164,913
Comcast Corp., Class A	15,295	863,709
Omnicom Group, Inc.	2,019	157,442
Time Warner Cable, Inc.	1,227	183,903
Time Warner, Inc.	3,172	267,844
Viacom, Inc., Class B	3,931	268,487
Walt Disney Co.	5,997	629,025

		2,535,323

METALS & MINING—0.5%
Newmont Mining Corp.	10,380	225,350
Nucor Corp.	9,290	441,553

		666,903

MULTILINE RETAIL—0.9%
Macy’s, Inc.	3,933	255,291
Target Corp.	11,166	916,394

		1,171,685

MULTI-UTILITIES—1.4%
CenterPoint Energy, Inc.	9,131	186,364
Consolidated Edison, Inc.	9,561	583,221
DTE Energy Co.	3,270	263,856
NiSource, Inc.	4,934	217,885
SCANA Corp.	4,988	274,290

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
MULTI-UTILITIES—1.4%, continued
Sempra Energy	2,723	$296,862

		1,822,478

OIL, GAS & CONSUMABLE FUELS—9.6%
Anadarko Petroleum Corp.	3,710	307,225
Apache Corp.	9,988	602,576
ConocoPhillips	39,977	2,488,968
Denbury Resources, Inc.	28,879	210,528
EOG Resources, Inc.	1,900	174,211
EQT Corp.	2,798	231,870
Hess Corp.	11,640	790,007
Kinder Morgan, Inc.	7,081	297,827
Marathon Oil Corp.	32,776	855,781
Marathon Petroleum Corp.	5,448	557,821
Murphy Oil Corp.	12,956	603,750
Noble Energy, Inc.	10,988	537,313
Occidental Petroleum Corp.	22,430	1,637,390
ONEOK, Inc.	4,175	201,402
Phillips 66	15,644	1,229,619
QEP Resources, Inc.	12,478	260,166
Southwestern Energy Co.(a)	7,744	179,583
Spectra Energy Corp.	27,629	999,341
Williams Cos., Inc.	3,591	181,669

		12,347,047

PAPER & FOREST PRODUCTS—0.2%
International Paper Co.	5,781	320,788

PERSONAL PRODUCTS—0.4%
Avon Products, Inc.	24,222	193,534
Estee Lauder Cos., Inc., Class A	3,190	265,280

		458,814

PHARMACEUTICALS—5.0%
AbbVie, Inc.	6,888	403,223
Bristol-Myers Squibb Co.	12,729	821,020
Eli Lilly & Co.	11,197	813,462
Hospira, Inc.(a)	2,233	196,147
Johnson & Johnson	25,081	2,523,149
Merck & Co., Inc.	27,831	1,599,726

		6,356,727

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.9%
HCP, Inc.	4,327	186,970
Plum Creek Timber Co., Inc.	2,980	129,481
Prologis, Inc.	4,597	200,245
Simon Property Group, Inc.	1,429	279,570
Urban Edge Properties	746	17,680
Vornado Realty Trust	1,493	167,216
Weyerhaeuser Co.	6,909	229,033

		1,210,195

ROAD & RAIL—0.3%
Norfolk Southern Corp.	1,835	188,858
Ryder System, Inc.	1,959	185,890

		374,748

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
Analog Devices, Inc.	6,343	399,609
Applied Materials, Inc.	4,927	111,153

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%, continued
Intel Corp.	3,328	$104,067
NVIDIA Corp.	11,608	242,897

		857,726

SOFTWARE—1.6%
Adobe Systems, Inc.(a)	1,819	134,497
CA, Inc.	7,512	244,966
Microsoft Corp.	8,480	344,754
Oracle Corp.	26,072	1,125,007
salesforce.com, Inc.(a)	2,090	139,633

		1,988,857

SPECIALTY RETAIL—0.6%
Best Buy Co., Inc.	3,210	121,306
Home Depot, Inc.	3,542	402,407
Staples, Inc.	11,780	191,837

		715,550

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.2%
Apple, Inc.	1,610	200,332
EMC Corp.	15,941	407,452
Hewlett-Packard Co.	28,901	900,555

		1,508,339

TRADING COMPANIES & DISTRIBUTORS—0.2%
W.W. Grainger, Inc.	1,020	240,526

TOTAL COMMON STOCKS (COST $97,914,030)		126,574,741

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc., 1.00%, 12/15/17	$750,000	750,000
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	175,000	174,839
Everence Community Investment, Inc., 1.50%, 12/15/16+(b)	192,500	193,212

TOTAL CORPORATE NOTES (COST $1,117,500)		1,118,051

TOTAL INVESTMENTS (Cost* $99,031,530—Unrealized gain/loss $28,661,262)—99.7%		$127,692,792
Other assets in excess of liabilities — 0.3%		396,429

NET ASSETS—100%		$128,089,221

+	Variable rate security. Rates presented are the rates in effect at March 31, 2015.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Maturity Date	Principal Amount	Cost	Acquisition Date
Everence Community Investment, Inc.
	1.00%	12/15/2015	175,000	$175,000	12/13/2012
	1.50%	12/15/2016	192,500	$192,500	12/13/2013

At March 31, 2015, these securities had an aggregate market value of $368,051, representing 0.3% of net assets.

*	Represents cost for financial reporting purposes.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Growth Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%
AIR FREIGHT & LOGISTICS—1.2%
C. H. Robinson Worldwide, Inc.	5,690	$416,622
Expeditors International of Washington, Inc.	3,995	192,479
FedEx Corp.	3,651	604,058
United Parcel Service, Inc., Class B	9,026	874,980

		2,088,139

AIRLINES—1.0%
Delta Air Lines, Inc.	17,886	804,155
Southwest Airlines Co.	20,508	908,504

		1,712,659

AUTO COMPONENTS—0.2%
Delphi Automotive plc	4,705	375,177

AUTOMOBILES—0.1%
Harley-Davidson, Inc.	4,305	261,486

BANKS—1.5%
Fifth Third Bancorp	8,595	162,016
U.S. Bancorp	19,296	842,656
Wells Fargo & Co.	29,764	1,619,162

		2,623,834

BEVERAGES—2.6%
Coca-Cola Co.	53,560	2,171,858
Monster Beverage Corp.(a)	2,421	335,054
PepsiCo, Inc.	22,533	2,154,606

		4,661,518

BIOTECHNOLOGY—6.0%
Alexion Pharmaceuticals, Inc.(a)	4,425	766,852
Amgen, Inc.	14,823	2,369,457
Biogen, Inc.(a)	4,371	1,845,611
Celgene Corp.(a)	16,758	1,931,862
Gilead Sciences, Inc.(a)	27,932	2,740,967
Regeneron Pharmaceuticals, Inc.(a)	1,440	650,131
Vertex Pharmaceuticals, Inc.(a)	4,082	481,554

		10,786,434

BUILDING PRODUCTS—0.1%
Masco Corp.	7,182	191,759

CAPITAL MARKETS—1.9%
Ameriprise Financial, Inc.	4,361	570,593
BlackRock, Inc.	2,088	763,874
Charles Schwab Corp.	18,879	574,677
Franklin Resources, Inc.	7,976	409,328
Northern Trust Corp.	4,438	309,107
State Street Corp.	2,220	163,237
T. Rowe Price Group, Inc.	8,045	651,484

		3,442,300

CHEMICALS—2.9%
Air Products & Chemicals, Inc.	5,469	827,350
E.I. du Pont de Nemours & Co.	10,538	753,151
Ecolab, Inc.	7,662	876,380
PPG Industries, Inc.	2,740	617,980

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
CHEMICALS—2.9%, continued
Praxair, Inc.	8,079	$975,458
Sherwin-Williams Co.	2,826	803,997
Sigma-Aldrich Corp.	2,605	360,141

		5,214,457

COMMUNICATIONS EQUIPMENT—2.5%
Cisco Systems, Inc.	59,674	1,642,527
F5 Networks, Inc.(a)	2,555	293,672
Juniper Networks, Inc.	8,505	192,043
QUALCOMM, Inc.	32,565	2,258,057

		4,386,299

CONSUMER FINANCE—0.8%
American Express Co.	12,240	956,189
Discover Financial Services	9,272	522,477

		1,478,666

CONTAINERS & PACKAGING—0.2%
Sealed Air Corp.	5,793	263,929

DIVERSIFIED FINANCIAL SERVICES—0.8%
Berkshire Hathaway, Inc., Class B(a)	2,515	362,965
Intercontinental Exchange, Inc.	2,047	477,504
McGraw Hill Financial, Inc.	5,128	530,235

		1,370,704

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Level 3 Communications, Inc.(a)	6,374	343,176
Verizon Communications, Inc.	8,380	407,520

		750,696

ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	8,610	895,870

ELECTRICAL EQUIPMENT—0.4%
Emerson Electric Co.	3,189	180,561
Rockwell Automation, Inc.	4,181	484,954

		665,515

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
Amphenol Corp., Class A	10,146	597,904

ENERGY EQUIPMENT & SERVICES—0.6%
Cameron International Corp.(a)	4,337	195,685
Schlumberger Ltd.	11,061	922,930

		1,118,615

FOOD & STAPLES RETAILING—2.0%
Costco Wholesale Corp.	1,796	272,085
CVS Health Corp.	23,968	2,473,737
Walgreens Boots Alliance, Inc.	3,882	328,728
Wal-Mart Stores, Inc.	2,244	184,569
Whole Foods Market, Inc.	4,929	256,702

		3,515,821

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
FOOD PRODUCTS—1.8%
Campbell Soup Co.	5,670	$263,939
Hershey Co.	5,314	536,236
Kellogg Co.	4,846	319,594
Keurig Green Mountain, Inc.	2,536	283,347
Kraft Foods Group, Inc.	8,438	735,076
Mead Johnson Nutrition Co.	5,698	572,820
Mondelez International, Inc., Class A	11,813	426,331

		3,137,343

GAS UTILITIES—0.2%
AGL Resources, Inc.	5,725	284,246

HEALTH CARE EQUIPMENT & SUPPLIES—3.2%
Baxter International, Inc.	9,021	617,938
Boston Scientific Corp.(a)	19,106	339,132
Edwards Lifesciences Corp.(a)	4,114	586,080
Intuitive Surgical, Inc.(a)	861	434,831
Medtronic plc	30,912	2,410,827
Stryker Corp.	7,068	652,023
Zimmer Holdings, Inc.	5,940	698,069

		5,738,900

HEALTH CARE PROVIDERS & SERVICES—1.4%
DaVita HealthCare Partners, Inc.(a)	4,292	348,854
Express Scripts Holding Co.(a)	7,717	669,604
UnitedHealth Group, Inc.	11,979	1,416,996

		2,435,454

HEALTH CARE TECHNOLOGY—0.3%
Cerner Corp.(a)	8,234	603,223

HOTELS, RESTAURANTS & LEISURE—2.3%
Chipotle Mexican Grill, Inc.(a)	790	513,927
Marriott International, Inc., Class A	5,438	436,780
McDonald’s Corp.	12,500	1,218,000
Starbucks Corp.	12,199	1,155,245
Starwood Hotels & Resorts Worldwide, Inc.	3,900	325,650
Yum! Brands, Inc.	6,767	532,698

		4,182,300

HOUSEHOLD DURABLES—0.2%
Whirlpool Corp.	1,667	336,834

HOUSEHOLD PRODUCTS—2.2%
Colgate-Palmolive Co.	13,933	966,114
Kimberly-Clark Corp.	8,229	881,408
Procter & Gamble Co.	26,136	2,141,584

		3,989,106

INDUSTRIAL CONGLOMERATES—1.5%
3M Co.	12,187	2,010,246
Roper Industries, Inc.	4,143	712,596

		2,722,842

INSURANCE—1.0%
Aflac, Inc.	4,154	265,898
Aon plc	6,821	655,635

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
INSURANCE—1.0%, continued
Chubb Corp.	4,619	$466,981
Prudential Financial, Inc.	1,920	154,195
Travelers Cos., Inc.	2,642	285,679

		1,828,388

INTERNET & CATALOG RETAIL—2.4%
Amazon.com, Inc.(a)	6,436	2,394,836
Expedia, Inc.	2,388	224,782
Netflix, Inc.(a)	1,218	507,528
Priceline Group, Inc.(a)	1,030	1,199,075

		4,326,221

INTERNET SOFTWARE & SERVICES—6.2%
Akamai Technologies, Inc.(a)	5,069	360,127
eBay, Inc.(a)	16,367	944,049
Facebook, Inc., Class A(a)	38,630	3,175,965
Google, Inc., Class C(a)	4,749	2,602,452
Google, Inc., Class A(a)	5,029	2,789,586
VeriSign, Inc.(a)	5,480	366,996
Yahoo!, Inc.(a)	17,787	790,365

		11,029,540

IT SERVICES—4.4%
Accenture plc, Class A	7,994	748,958
Automatic Data Processing, Inc.	11,012	943,068
Cognizant Technology Solutions Corp., Class A(a)	11,980	747,432
Fiserv, Inc.(a)	7,858	623,925
International Business Machines Corp.	1,095	175,747
Mastercard, Inc., Class A	20,125	1,738,599
Paychex, Inc.	5,970	296,202
Visa, Inc., Class A	38,164	2,496,307

		7,770,238

LIFE SCIENCES TOOLS & SERVICES—0.7%
Agilent Technologies, Inc.	5,785	240,367
Thermo Fisher Scientific, Inc.	7,828	1,051,613

		1,291,980

MACHINERY—0.5%
Illinois Tool Works, Inc.	6,683	649,186
Ingersoll-Rand plc	4,358	296,693

		945,879

MEDIA—5.4%
CBS Corp., Class B	6,525	395,611
Comcast Corp., Class A	31,097	1,756,047
DIRECTV(a)	11,407	970,736
Discovery Communications, Inc., Class C(a)	6,791	200,165
Discovery Communications, Inc., Class A(a)	6,791	208,891
Gannett Co., Inc.	6,184	229,303
Omnicom Group, Inc.	8,416	656,280
Time Warner Cable, Inc.	4,148	621,702
Time Warner, Inc.	15,792	1,333,476
Viacom, Inc., Class B	4,340	296,422

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
MEDIA—5.4%, continued
Walt Disney Co.	27,439	$2,878,077

		9,546,710

MULTILINE RETAIL—0.4%
Dollar Tree, Inc.(a)	6,249	507,075
Target Corp.	2,531	207,719

		714,794

OIL, GAS & CONSUMABLE FUELS—2.5%
Anadarko Petroleum Corp.	4,126	341,674
EOG Resources, Inc.	11,562	1,060,120
EQT Corp.	4,010	332,309
Kinder Morgan, Inc.	29,358	1,234,797
Murphy Oil Corp.	1,830	85,278
Noble Energy, Inc.	3,494	170,856
Spectra Energy Corp.	14,393	520,595
Williams Cos., Inc.	13,291	672,392

		4,418,021

PHARMACEUTICALS—6.4%
AbbVie, Inc.	31,628	1,851,503
Actavis plc(a)	6,855	2,040,283
Bristol-Myers Squibb Co.	19,628	1,266,006
Eli Lilly & Co.	9,561	694,607
Johnson & Johnson	31,098	3,128,459
Merck & Co., Inc.	28,494	1,637,835
Mylan NV(a)	8,313	493,376
Perrigo Co. plc	1,776	294,017

		11,406,086

PROFESSIONAL SERVICES—0.2%
Robert Half International, Inc.	6,317	382,305

REAL ESTATE INVESTMENT TRUSTS (REITS)—4.1%
American Tower Corp.	10,594	997,425
AvalonBay Communities, Inc.	3,510	611,617
Crown Castle International Corp.	11,808	974,632
Equity Residential	9,459	736,478
General Growth Properties, Inc.	12,536	370,439
Health Care REIT, Inc.	9,176	709,855
Host Hotels & Resorts, Inc.	16,449	331,941
Public Storage	3,142	619,414
Simon Property Group, Inc.	5,204	1,018,111
Ventas, Inc.	8,540	623,591
Weyerhaeuser Co.	9,037	299,576

		7,293,079

ROAD & RAIL—1.9%
CSX Corp.	20,317	672,899
Kansas City Southern	2,586	263,979
Norfolk Southern Corp.	5,900	607,228
Union Pacific Corp.	17,062	1,847,985

		3,392,091

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.9%
Altera Corp.	5,948	255,229
Analog Devices, Inc.	8,337	525,231
Applied Materials, Inc.	18,241	411,517

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.9%, continued
Avago Technologies Ltd.	6,441	$817,878
Broadcom Corp., Class A	12,158	526,381
Intel Corp.	89,693	2,804,700
Micron Technology, Inc.(a)	21,952	595,558
Texas Instruments, Inc.	18,499	1,057,865

		6,994,359

SOFTWARE—5.8%
Adobe Systems, Inc.(a)	7,977	589,819
Autodesk, Inc.(a)	4,626	271,269
Citrix Systems, Inc.(a)	3,452	220,479
Intuit, Inc.	6,883	667,376
Microsoft Corp.	148,554	6,039,463
Oracle Corp.	35,196	1,518,707
Red Hat, Inc.(a)	3,075	232,931
salesforce.com, Inc.(a)	8,813	588,797
Symantec Corp.	10,288	240,379

		10,369,220

SPECIALTY RETAIL—3.9%
Bed Bath & Beyond, Inc.(a)	2,656	203,914
Gap, Inc.	8,185	354,656
Home Depot, Inc.	26,011	2,955,110
Lowe’s Cos., Inc.	17,846	1,327,564
O’Reilly Automotive, Inc.(a)	3,768	814,792
Ross Stores, Inc.	4,571	481,601
TJX Cos., Inc.	12,650	886,132

		7,023,769

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—8.6%
Apple, Inc.	106,785	13,287,258
EMC Corp.	27,961	714,683
NetApp, Inc.	6,524	231,341
SanDisk Corp.	4,838	307,794
Seagate Technology plc	6,305	328,049
Western Digital Corp.	4,218	383,880

		15,253,005

TEXTILES, APPAREL & LUXURY GOODS—1.2%
NIKE, Inc., Class B	12,530	1,257,135
Ralph Lauren Corp.	1,097	144,256
VF Corp.	9,543	718,683

		2,120,074

TRADING COMPANIES & DISTRIBUTORS—0.2%
Fastenal Co.	3,809	157,826

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
TRADING COMPANIES & DISTRIBUTORS—0.2%, continued
W.W. Grainger, Inc.	1,081	$254,911

		412,737

TOTAL COMMON STOCKS (COST $114,914,084)		176,350,526

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc., 1.00%, 12/15/17	$175,000	175,000
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	453,000	452,584
Everence Community Investment, Inc., 1.00%, 11/30/16+(b)	135,000	134,830
Everence Community Investment, Inc., 1.50%, 11/30/16+(b)	230,000	230,851
Everence Community Investment, Inc., 1.50%, 12/15/16+(b)	566,000	568,093

TOTAL CORPORATE NOTES (COST $1,559,000)		1,561,358

TOTAL INVESTMENTS (Cost* $116,473,084—Unrealized gain/loss $61,438,800)—99.7%		$177,911,884
Other assets in excess of liabilities — 0.3%		516,531

NET ASSETS—100%		$178,428,415

+	Variable rate security. Rates presented are the rates in effect at March 31, 2015.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Maturity Date	Principal Amount	Cost	Acquisition Date
Everence Community Investment, Inc.
	1.00%	12/15/2015	453,000	$453,000	12/13/2012
	1.00%	11/30/2016	135,000	$135,000	11/29/2013
	1.50%	11/30/2016	230,000	$230,000	11/29/2013
	1.50%	12/15/2016	566,000	$566,000	12/13/2013

At March 31, 2015, these securities had an aggregate market value of $1,386,358, representing 0.8% of net assets.

*	Represents cost for financial reporting purposes.

plc        —    Public Liability Company

REIT    —    Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Small Cap Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—96.6%
AEROSPACE & DEFENSE—2.1%
Hexcel Corp.	26,150	$1,344,633

BANKS—6.8%
BancorpSouth, Inc.	33,458	776,895
Bank of the Ozarks, Inc.	20,105	742,478
Columbia Banking System, Inc.	28,150	815,505
Hanmi Financial Corp.	25,690	543,343
Home Bancshares, Inc.	23,695	803,024
Texas Capital Bancshares, Inc.(a)	12,790	622,233

		4,303,478

BIOTECHNOLOGY—1.7%
Exact Sciences Corp.(a)	47,240	1,040,225

CAPITAL MARKETS—1.3%
HFF, Inc., Class A	21,565	809,550

CHEMICALS—1.0%
PolyOne Corp.	16,705	623,932

COMMERCIAL SERVICES & SUPPLIES—3.0%
Healthcare Services Group, Inc.	29,720	954,904
MSA Safety, Inc.	12,570	626,992
Ritchie Bros Auctioneers, Inc.	13,160	328,210

		1,910,106

COMMUNICATIONS EQUIPMENT—3.7%
Ciena Corp.(a)	45,200	872,812
Infinera Corp.(a)	59,365	1,167,709
Sonus Networks, Inc.(a)	40,145	316,343

		2,356,864

CONSTRUCTION MATERIALS—1.7%
Headwaters, Inc.(a)	58,545	1,073,715

CONSUMER FINANCE—1.0%
PRA Group, Inc.(a)	11,115	603,767

DISTRIBUTORS—1.5%
Pool Corp.	13,135	916,298

ELECTRICAL EQUIPMENT—1.7%
Franklin Electric Co., Inc.	15,190	579,347
Generac Holdings, Inc.(a)	9,415	458,416

		1,037,763

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.3%
Belden, Inc.	8,485	793,856

FOOD PRODUCTS—2.7%
Post Holdings, Inc.(a)	17,030	797,685
TreeHouse Foods, Inc.(a)	10,825	920,342

		1,718,027

	SHARES	FAIR VALUE
COMMON STOCKS—96.6%, continued
HEALTH CARE EQUIPMENT & SUPPLIES—7.1%
Cynosure, Inc., Class A(a)	29,730	$911,819
DexCom, Inc.(a)	21,410	1,334,699
Endologix, Inc.(a)	37,485	639,869
LDR Holding Corp.(a)	8,040	294,586
Spectranetics Corp.(a)	36,597	1,272,112

		4,453,085

HEALTH CARE PROVIDERS & SERVICES—5.0%
Acadia Healthcare Co., Inc.(a)	17,050	1,220,780
Aceto Corp.	35,520	781,440
Team Health Holdings, Inc.(a)	19,305	1,129,535

		3,131,755

HOTELS, RESTAURANTS & LEISURE—4.1%
Belmond Ltd., Class A(a)	42,999	528,028
Brinker International, Inc.	17,200	1,058,832
La Quinta Holdings, Inc.(a)	40,755	965,078

		2,551,938

INTERNET & CATALOG RETAIL—1.5%
HSN, Inc.	13,700	934,751

INTERNET SOFTWARE & SERVICES—3.6%
Envestnet, Inc.(a)	9,235	517,899
LogMeIn, Inc.(a)	15,620	874,564
SPS Commerce, Inc.(a)	13,345	895,449

		2,287,912

IT SERVICES—2.5%
Acxiom Corp.(a)	24,370	450,601
Euronet Worldwide, Inc.(a)	19,025	1,117,719

		1,568,320

LIFE SCIENCES TOOLS & SERVICES—3.3%
Charles River Laboratories International, Inc.(a)	17,700	1,403,433
Fluidigm Corp.(a)	15,660	659,286

		2,062,719

MACHINERY—5.0%
Barnes Group, Inc.	30,675	1,242,031
CLARCOR, Inc.	11,255	743,505
Hillenbrand, Inc.	21,930	676,979
Manitowoc Co., Inc.	21,895	472,056

		3,134,571

MEDIA—2.0%
EW Scripps Co., Class A(a)	44,225	1,257,759

PHARMACEUTICALS—2.6%
Akorn, Inc.(a)	34,682	1,647,742

PROFESSIONAL SERVICES—1.3%
Advisory Board Co.(a)	15,180	808,790

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Small Cap Fund

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—96.6%, continued
REAL ESTATE INVESTMENT TRUSTS (REITS)—7.4%
NorthStar Realty Finance Corp.	47,425	$859,341
Pebblebrook Hotel Trust	18,565	864,572
Sovran Self Storage, Inc.	11,490	1,079,371
STAG Industrial, Inc.	38,590	907,637
Strategic Hotels & Resorts, Inc.(a)	77,245	960,155

		4,671,076

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
Kennedy-Wilson Holdings, Inc.	32,140	840,140

ROAD & RAIL—2.2%
ArcBest Corp.	18,885	715,553
Landstar System, Inc.	9,915	657,364

		1,372,917

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
Rambus, Inc.(a)	65,810	827,561

SOFTWARE—9.1%
ACI Worldwide, Inc.(a)	42,690	924,665
Fair Isaac Corp.	10,065	892,967
Fortinet, Inc.(a)	34,025	1,189,174
Interactive Intelligence Group, Inc.(a)	10,575	435,478
Manhattan Associates, Inc.(a)	15,085	763,452
Proofpoint, Inc.(a)	5,375	318,308
Take-Two Interactive Software, Inc.(a)	47,415	1,206,949

		5,730,993

SPECIALTY RETAIL—4.9%
Cabela’s, Inc.(a)	10,905	610,462
Lithia Motors, Inc., Class A	11,560	1,149,180
Monro Muffler Brake, Inc.	14,980	974,449
Pier 1 Imports, Inc.	25,980	363,200

		3,097,291

TEXTILES, APPAREL & LUXURY GOODS—1.3%
Skechers U.S.A., Inc., Class A(a)	11,465	824,448

TRADING COMPANIES & DISTRIBUTORS—1.6%
Watsco, Inc.	8,060	1,013,142

TOTAL COMMON STOCKS (COST $44,603,289)		60,749,124

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.8%
COMMUNITY DEVELOPMENT—0.8%
Everence Community Investment, Inc., 1.00%, 11/30/16+(b)	$280,000	279,648
Everence Community Investment, Inc., 1.50%, 11/30/16+(b)	195,000	195,721

TOTAL CORPORATE NOTES (COST $475,000)		475,369

FAIR VALUE
TOTAL INVESTMENTS (Cost* $45,078,289—Unrealized gain/loss $16,146,204)—97.4%	$61,224,493
Other assets in excess of liabilities — 2.6%	1,661,066

NET ASSETS—100%	$62,885,559

+	Variable rate security. Rates presented are the rates in effect at March 31, 2015.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Maturity Date	Principal Amount	Cost	Acquisition Date
Everence Community Investment, Inc.
	1.00%	11/30/2016	280,000	$280,000	11/29/2013
	1.50%	11/30/2016	195,000	$195,000	11/29/2013

At March 31, 2015, these securities had an aggregate market value of $475,369, representing 0.8% of net assets.

*	Represents cost for financial reporting purposes.

REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS — 100.0%
DEBT FUND — 70.2%
Praxis Intermediate Income Fund, Class I (a)	1,327,276	$14,042,585

EQUITY FUND — 29.8%
Praxis Growth Index Fund, Class I (a)	112,400	1,987,234
Praxis International Index Fund, Class I (a)	145,213	1,494,243
Praxis Small Cap Fund, Class I (a)(b)	41,568	520,843
Praxis Value Index Fund, Class I (a)	158,378	1,955,974

		5,958,294

TOTAL MUTUAL FUNDS (COST $18,060,179)		20,000,879

TOTAL INVESTMENTS (Cost* $18,060,179—Unrealized gain/loss $1,940,700)—100.0%		$20,000,879
Other assets in excess of liabilities — 0.0%**		291

NET ASSETS—100%		$20,001,170

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.05%.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS — 100.1%
DEBT FUND — 40.2%
Praxis Intermediate Income Fund, Class I (a)	2,266,391	$23,978,419

EQUITY FUND — 59.9%
Praxis Growth Index Fund, Class I (a)	587,846	10,393,125
Praxis International Index Fund, Class I (a)	868,248	8,934,272
Praxis Small Cap Fund, Class I (a)(b)	496,477	6,220,861
Praxis Value Index Fund, Class I (a)	827,968	10,225,409

		35,773,667

TOTAL MUTUAL FUNDS (COST $49,353,285)		59,752,086

TOTAL INVESTMENTS (Cost* $49,353,285—Unrealized gain/loss $10,398,801)—100.1%		$59,752,086
Liabilities in excess of other assets — (0.1)%		(43,393)

NET ASSETS—100%		$59,708,693

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

March 31, 2015 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS — 100.1%
DEBT FUND — 20.1%
Praxis Intermediate Income Fund, Class I (a)	974,523	$10,310,454

EQUITY FUND — 80.0%
Praxis Growth Index Fund, Class I (a)	649,593	11,484,797
Praxis International Index Fund, Class I (a)	994,988	10,238,423
Praxis Small Cap Fund, Class I (a)(b)	640,108	8,020,550
Praxis Value Index Fund, Class I (a)	915,046	11,300,820

		41,044,590

TOTAL MUTUAL FUNDS (COST $40,113,130)		51,355,044

TOTAL INVESTMENTS (Cost* $40,113,130—Unrealized gain/loss $11,241,914)—100.1%		$51,355,044
Liabilities in excess of other assets — (0.1)%		(45,153)

NET ASSETS—100%		$51,309,891

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Praxis Mutual Funds

Notes to schedule of portfolio investments

March 31, 2015 (Unaudited)

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2015, the Trust consists of the Praxis Intermediate Income Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Intermediate Income Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio, and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of March 31, 2015, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be at amortized cost, which approximates fair value. The Portfolios’ investments in the underlying Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The Pricing Committee has established a policy and methodology, which was approved by the Board, for pricing the Everence Community Investments notes held by several of the Praxis Funds. The methodology takes into consideration the fundamental quality of the notes, the nature and duration of restrictions on the disposition of the securities, and an evaluation of the forces that influence the market in which these securities are purchased and sold. Accordingly, the Pricing Committee applied discounts to the notes, for which there is not an active market, based on the credit quality, maturity, and liquidity characteristics of what the committee determined to be similar securities.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of March 31, 2015, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are as follows:

Praxis Intermediate Income Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Asset Backed Securities	$—	$13,568,192	$—	$13,568,192
Commercial Mortgage Backed Securities	—	17,193,439	—	17,193,439
Corporate Bonds	—	169,545,071	—	169,545,071
Corporate Notes	—	1,200,000	2,651,105	3,851,105
Foreign Bonds	—	7,265,095	—	7,265,095
Investment Companies	3,738,126	—	—	3,738,126
Municipal Bonds	—	13,000,078	—	13,000,078
U.S. Government Agencies	—	175,076,451	—	175,076,451

Total Investments	$3,738,126	$396,848,326	$2,651,105	$403,237,557

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2015.

Praxis International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$143,419,364	$33,763,120	$—	$177,182,484
Corporate Notes	—	600,000	1,001,111	1,601,111
Preferred Stocks	506,455	—	—	506,455
Warrant	—	2,653	—	2,653

Total Investments	$143,925,819	$34,365,773	$1,001,111	$179,292,703

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2015.

Praxis Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$126,567,713	$7,028	$—	$126,574,741
Corporate Notes	—	750,000	368,051	1,118,051

Total Investments	$126,567,713	$757,028	$368,051	$127,692,792

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2015.

Praxis Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$176,350,526	$—	$—	$176,350,526
Corporate Notes	—	175,000	1,386,358	1,561,358

Total Investments	$176,350,526	$175,000	$1,386,358	$177,911,884

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2015.

Praxis Small Cap Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$60,749,124	$—	$—	$60,749,124
Corporate Notes	—	—	475,369	475,369

Total Investments	$60,749,124	$—	$475,369	$61,224,493

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2015.

Praxis Genesis Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$20,000,879	$—	$—	$20,000,879

Total Investments	$20,000,879	$—	$—	$20,000,879

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2015.

Praxis Genesis Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$59,752,086	$—	$—	$59,752,086

Total Investments	$59,752,086	$—	$—	$59,752,086

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2015.

Praxis Genesis Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$51,355,044	$—	$—	$51,355,044

Total Investments	$51,355,044	$—	$—	$51,355,044

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2015.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Everence Community Investment Notes	Intermediate Income Fund	International Index Fund	Value Index Fund	Growth Index Fund	Small Cap Fund
Balance as of December 31, 2014	$2,649,539	$1,000,565	$367,837	$1,385,607	$475,154
Proceeds from Maturities	—	—	—	—	—
Cost of Purchases	—	—	—	—	—
Change in unrealized appreciation (depreciation)	1,566	546	214	751	215

Balance as of March 31, 2015	$2,651,105	$1,001,111	$368,051	$1,386,358	$475,369

The following represents quantitative information about Level 3 fair value measurements:

Fund	Investment Type	Fair value at 03/31/2015	Valuation Technique(s)	Unobservable Inputs(s)*	Range
			Fundamental quality	Credit rating	AA
Intermediate Income Fund	Everence Community Investment Notes	$2,651,105	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%
			Fundamental quality	Credit rating	AA
International Index Fund	Everence Community Investment Notes	$1,001,111	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%
			Fundamental quality	Credit rating	AA
Value Index Fund	Everence Community Investment Notes	$368,051	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%
			Fundamental quality	Credit rating	AA
Growth Index Fund	Everence Community Investment Notes	$1,386,358	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%
			Fundamental quality	Credit rating	AA
Small Cap Fund	Everence Community Investment Notes	$475,369	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than in the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Risks associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The market value of investment securities, other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Community Development Investments:

The Board has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that permits each of the Funds to invest a limited portion of its respective net assets in securities issued by Everence Community Investments, Inc. (“ECI”), an affiliate of the Adviser. ECI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “ECI-Notes”). Assets raised through offerings of ECI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3 percent of its net assets in ECI-Notes. ECI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the prevailing market rate at acquisition and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. However, these investments have been determined by the Adviser and the Board as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level. In addition, these investments are valued in accordance with procedures approved by the Board.

3. Federal Income Tax Information:

The following information is computed on a tax basis for each item as of March 31, 2015:

	Praxis Intermediate Income Fund	Praxis International Index Fund	Praxis Value Index Fund
Tax cost of portfolio investments	$385,993,850	$157,207,863	$99,031,530

Gross unrealized appreciation	18,342,268	36,680,897	31,248,307
Gross unrealized depreciation	(1,098,561)	(14,596,057)	(2,587,045)

Net unrealized appreciation (depreciation)	17,243,707	22,084,840	28,661,262

	Praxis Growth Index Fund	Praxis Small Cap Fund
Tax cost of portfolio investments	$116,473,084	$45,078,289

Gross unrealized appreciation	62,117,459	17,004,411
Gross unrealized depreciation	(678,659)	(858,207)

Net unrealized appreciation (depreciation)	61,438,800	16,146,204

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Tax cost of portfolio investments	$18,060,179	$49,353,285	$40,113,130

Gross unrealized appreciation	1,940,700	10,398,801	11,241,914
Gross unrealized depreciation	—	—	—

Net unrealized appreciation (depreciation)	1,940,700	10,398,801	11,241,914

4. Subsequent Events

The Funds and Portfolios evaluated subsequent events from March 31, 2015 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Chad Horning
Chad Horning
President and Chief Executive Officer
May 26, 2015

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
May 26, 2015